UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ			08876
(Address of principal executive offices)			(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2009

Date of reporting period:	04/30/2009

Item 1. Reports to Stockholders.

The semi-annual reports are attached.

Semi-Annual Report  April 30, 2009

Mutual Funds for Individual Investors

  ■  Emerging Markets Portfolio

  ■  International Equity Portfolio

  ■  International Small Companies Portfolio

  ■  Global Equity Portfolio

Harding, Loevner Funds, Inc.

c/o State Street Bank and Trust Company

P.O. Box 642, Mail Code JHT1651

Boston, MA 02116

(877) 435-8105 • www.hardingloevnerfunds.com

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	3

Performance Information and Statements of Net Assets

Emerging Market Portfolio	4

International Equity Portfolio	9

International Small Companies	13

Global Equity Portfolio	18

Statements of Operations	23

Statements of Changes in Net Assets	25

Financial Highlights	29

Notes to Financial Statements	33

Approval of Investment Adviser Agreement	40

Supplemental Information	43

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2009 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2008 and held for the entire six month period from November 1, 2008 to April 30, 2009 for the Emerging Markets Portfolio, International Equity Portfolio, Investor Class, International Small Companies Investor Class, and Global Equity Portfolio from November 1, 2008 to April 30, 2009.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2008 to April 30, 2009)
Emerging Markets Portfolio
Actual	$1,000.00	$1,093.10	1.64%	$8.50
Hypothetical (5% annual return before expenses)	1,000.00	1,016.67	1.64%	8.19
International Equity Portfolio, Investor Class
Actual	1,000.00	1,004.10	1.25%	6.21
Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	1.25%	6.26
International Small Companies Portfolio, Investor Class
Actual	1,000.00	1,064.80	1.75%	8.96
Hypothetical (5% annual return before expenses)	1,000.00	1,016.12	1.75%	8.75
Global Equity Portfolio
Actual	1,000.00	1,012.00	1.25%	6.24
Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	1.25%	6.26

*  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
April 30, 2009 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.9%
Banks	18.2
Beverages, Food & Tobacco	3.1
Building Materials	3.0
Chemicals	3.6
Commercial Services & Supplies	2.5
Communications	12.6
Electric Utilities	3.0
Electrical Equipment	4.2
Electronics	1.5
Engineering & Construction	2.1
Financial Services	0.8
Food	0.8
Food Retailers	1.1
Health Care Providers & Services	2.5
Home Construction, Furnishings & Appliances	0.6
Household Products	1.1
Insurance	3.0
Iron & Steel	0.7
Media	0.6
Medical Supplies	0.5
Metals & Mining	6.3
Oil & Gas	12.7
Pharmaceuticals	3.2
Real Estate	1.4
Retailers	2.6
Semiconductors	5.4
Total Investments	98.0
Other Assets Less Liabilities	2.0 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 8.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 97.0%
Brazil - 14.2%
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)	1,565,782	$10,944,272
Banco Bradesco SA - ADR (Banks)	1,599,000	19,635,720
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	286,000	9,234,940
Companhia Vale do Rio Doce - ADR (Metals & Mining)	1,786,500	29,495,115
Itau Unibanco Banco Multiplo SA - ADR (Banks)	1,372,871	18,849,519
JBS SA (Beverages, Food & Tobacco)	4,181,700	11,767,867
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,465,184	49,186,227
Usinas Siderurgicas de Minas Gerais SA (Iron & Steel)	557,051	7,710,841
		156,824,501
Chile - 3.3%
Banco Santander - ADR (Banks)	310,744	11,003,445
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	812,100	25,589,271
		36,592,716
China - 12.3%
Anhui Conch Cement Co., Ltd. (Building Materials)	2,426,000	16,095,935
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	17,205,000	20,429,243
China Insurance International Holdings Co., Ltd. (Insurance)	4,203,000	7,014,326
China Mobile Ltd. - Sponsored ADR (Communications)	640,461	27,642,297
China Overseas Land & Investment Ltd. (Real Estate)	8,650,000	15,030,029
Hengan International Group Co., Ltd. (Health Care Providers & Services)	6,589,000	27,533,453
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	23,954,000	16,952,668
Shandong Weigao Group Medical Polymer Co., Ltd. (Medical Supplies)	3,004,000	5,662,461
		136,360,412
Colombia - 0.9%
BanColombia SA - Sponsored ADR (Banks)	404,000	9,433,400
Czech Republic - 1.6%
CEZ (Electric Utilities)	421,100	17,511,868
Greece - 0.7%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	519,900	8,304,514
Hungary - 0.5%
Richter Gedeon Nyrt (Pharmaceuticals)	39,800	5,187,926
India - 8.3%
Axis Bank Ltd. (Banks)	976,000	10,921,556
Bharti Airtel-Ventures Ltd. (Communications)	2,052,608	31,000,800
HDFC Bank Ltd. - ADR (Banks)	289,797	21,450,774
Hindustan Unilever Ltd. (Household Products)	2,592,000	12,174,900
NTPC Ltd. (Electric Utilities)	4,132,500	15,728,702
		91,276,732
Indonesia - 2.7%
PT Bank Rakyat Indonesia (Banks)	24,702,500	13,436,982
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	560,550	16,110,207
		29,547,189

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Israel - 3.1%
Israel Chemicals Ltd. (Chemicals)	1,733,900	$14,544,806
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	460,100	20,193,789
		34,738,595
Luxembourg - 1.1%
Millicom International Cellular SA (Communications)	256,400	12,425,144
Malaysia - 1.1%
Public Bank Berhad (Banks)	5,280,582	12,708,416
Mexico - 5.7%
America Movil SA de CV, Series L - ADR (Communications)	645,400	21,201,390
Grupo Aeroportuario del Sureste SAB de CV, Series B - ADR (Engineering & Construction)	71,598	2,219,538
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	5,559,540	8,577,300
Grupo Televisa SA - Sponsored ADR (Media)	439,000	6,795,720
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)	6,055,700	6,667,148
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	661,307	18,123,581
		63,584,677
Panama - 0.9%
Copa Holdings SA - Class A (Airlines)	318,000	9,746,700
Peru - 1.1%
Credicorp Ltd. (Banks)	236,000	11,804,720
Philippines - 0.5%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	123,115	5,647,285
Poland - 2.0%
Bank Pekao SA (Banks)	403,000	14,373,438
Central European Distribution Corp. (Beverages, Food & Tobacco)	367,900	8,240,960
		22,614,398
Russia - 6.2%
Lukoil - Sponsored ADR (Oil & Gas)	524,394	23,387,972
OAO Gazprom - Sponsored ADR (Oil & Gas)	1,482,785	26,052,315
Sberbank of Russia (Banks)	8,395,758	6,961,141
X 5 Retail Group NV - GDR, Reg. S (Food Retailers)	892,585	11,855,552
		68,256,980
South Africa - 10.0%
Impala Platinum Holdings Ltd. (Metals & Mining)	1,380,416	26,601,042
MTN Group Ltd. (Communications)	1,906,300	24,811,558
Murray & Roberts Holdings Ltd. (Building Materials)	943,000	5,296,253
Pretoria Portland Cement Co., Ltd. (Building Materials)	3,129,000	12,013,465
SABMiller plc (Beverages, Food & Tobacco)	356,700	6,050,689
Sasol Ltd. (Oil & Gas)	706,820	21,386,711
Standard Bank Group Ltd. (Banks)	1,537,216	14,857,650
		111,017,368
South Korea - 8.8%
KB Financial Group Inc. - ADR (Banks)	266,428	8,493,725
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	143,720	32,191,938
Samsung Electronics Co., Ltd., Reg S - GDR (Semiconductors)	51,559	6,504,154
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	191,800	26,097,010

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
South Korea (continued)
Shinsegae Co., Ltd. (Retailers)	31,200	$11,078,589
Taewoong Co., Ltd. (Metals & Mining)	180,000	13,223,213
		97,588,629
Taiwan - 7.7%
Delta Electronics (Electrical Equipment)	10,147,227	22,095,145
MediaTek Inc. (Semiconductors)	1,997,150	20,841,749
Synnex Technology International Corp. (Electronics)	11,635,500	16,912,454
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	14,872,279	24,841,665
		84,691,013
Thailand - 2.4%
PTT Exploration & Production plc (Oil & Gas)	3,158,200	9,263,815
Siam Commercial Bank-Alien (Banks)	9,915,500	16,930,958
		26,194,773
Turkey - 1.0%
Turkiye Is Bankasi Series C (Banks)	3,723,698	10,658,333
United Kingdom - 0.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)	1,745,200	10,017,133
Total Common Stocks (Cost $1,055,760,855)		1,072,733,422
Preferred Stocks - 1.0%
Russia - 1.0%
Oil & Gas - 1.0%
Transneft (Oil & Gas)	27,400	10,960,000
Total Preferred Stocks (Cost $8,476,063)		10,960,000
Total Investments - 98.0% (Cost $1,064,236,918)		$1,083,693,422

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - 2.0%
Cash	$25,578,928
Dividends and interest receivable	3,486,230
Foreign currency (cost $1,673,780)	1,686,827
Receivable for Fund units sold	2,002,332
Tax reclaim receivable	125,482
Prepaid expenses	20,410
Payable to Investment Advisor	(892,854)
Payable for securities purchased	(8,411,679)
Payable for Fund units redeemed	(1,014,944)
Other liabilities	(646,631)
21,934,101
Net Assets - 100%
Applicable to 37,882,092 outstanding $.001 par value units (authorized 500,000,000 shares)	$1,105,627,523
Net Asset Value, Offering Price and Redemption Price Per Unit	$29.19
Components of Net Assets as of April 30, 2009 were as follows:
Paid-in capital	$1,293,021,229
Accumulated undistributed net investment income	1,089,958
Accumulated net realized loss from investment transactions	(207,795,466)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	19,311,802
$1,105,627,523

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2009 (unaudited)

Industry	Percentage of Net Assets
Banks	6.3%
Beverages, Food & Tobacco	13.4
Chemicals	5.2
Commercial Services & Supplies	5.9
Communications	6.9
Computer Software & Processing	2.9
Cosmetics & Personal Care	2.1
Electrical Equipment	9.7
Electronics	2.0
Financial Services	0.9
Health Care Providers & Services	1.4
Heavy Machinery	2.1
Holding Companies - Diversified	2.1
Insurance	2.9
Machinery - Diversified	2.9
Media	4.9
Medical Supplies	4.7
Oil & Gas	10.9
Oil & Gas Services	1.8
Pharmaceuticals	2.1
Real Estate	1.1
Retailers	2.2
Semiconductors	2.0
Total Investments	96.4
Other Assets Less Liabilities	3.6 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 12.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 96.4%
Australia - 1.5%
Cochlear Ltd. (Medical Supplies)	83,500	$3,019,532
Austria - 1.4%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	136,020	2,844,332
Bermuda - 2.8%
Bunge Ltd. (Beverages, Food & Tobacco)	118,580	5,693,026
Canada - 3.8%
EnCana Corp. (Oil & Gas)	72,782	3,328,321
Imperial Oil Ltd. (Oil & Gas)	120,290	4,284,730
		7,613,051
Finland - 2.9%
Nokia Oyj - Sponsored ADR (Communications)	414,540	5,861,596
France - 14.6%
Air Liquide (Chemicals)	86,702	7,071,119
Dassault Systemes SA (Computer Software & Processing)	144,700	5,966,813
L'Oreal SA (Cosmetics & Personal Care)	59,470	4,245,616
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	58,930	4,455,454
Schlumberger Ltd. (Oil & Gas Services)	73,200	3,586,068
Schneider Electric SA (Electrical Equipment)	56,450	4,256,575
		29,581,645
Germany - 6.0%
Allianz SE (Insurance)	63,200	5,798,720
Fresenius AG (Health Care Providers & Services)	66,168	2,736,780
Qiagen NV (Commercial Services & Supplies)*	215,870	3,567,019
		12,102,519
Hong Kong - 3.2%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	459,000	2,694,606
Li & Fung Ltd. (Commercial Services & Supplies)	1,380,200	3,885,121
		6,579,727
Indonesia - 2.0%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	141,940	4,079,356
Israel - 0.8%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	39,160	1,718,732
Japan - 16.2%
Fanuc Ltd. (Electrical Equipment)	59,400	4,276,009
Hoya Corp. (Electronics)	233,400	4,027,612
JSR Corp. (Chemicals)	284,200	3,440,041
Jupiter Telecommunications Co., Ltd. (Media)	5,415	3,807,347
Keyence Corp. (Electrical Equipment)	30,365	5,358,389
Kubota Corp. (Machinery - Diversified)	990,300	5,944,306
Nomura Holdings Inc. (Financial Services)	305,500	1,831,976
So-net M3 Inc. (Commercial Services & Supplies)	589	1,919,660
Sumitomo Realty & Development Co., Ltd. (Real Estate)	190,000	2,273,354
		32,878,694

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Malaysia - 2.1%
Sime Darby Berhad (Holding Companies - Diversified)	2,339,810	$4,326,485
Mexico - 4.2%
America Movil SA de CV, Series L - ADR (Communications)	126,600	4,158,810
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	162,120	4,443,012
		8,601,822
Poland - 0.8%
Bank Pekao SA - GDR, Reg. S (Banks)#	47,560	1,720,792
Russia - 2.2%
OAO Gazprom - Sponsored ADR (Oil & Gas)	257,570	4,525,467
Singapore - 2.0%
DBS Group Holdings Ltd. (Banks)	262,083	1,671,163
Olam International Ltd. (Beverages, Food & Tobacco)	2,033,900	2,399,061
		4,070,224
South Africa - 2.3%
Sasol Ltd. (Oil & Gas)	155,920	4,717,773
South Korea - 2.0%
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	17,920	4,013,913
Sweden - 3.1%
Atlas Copco AB - Class A (Heavy Machinery)	464,600	4,321,825
Skandinaviska Enskilda Banken AB, Class A (Banks)*	487,200	1,900,528
		6,222,353
Switzerland - 7.5%
Alcon Inc. (Medical Supplies)	44,070	4,054,881
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	186,650	6,056,792
Roche Holding AG - Genusschein (Pharmaceuticals)	20,450	2,584,064
Synthes Inc. (Medical Supplies)	25,120	2,550,997
		15,246,734
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	3,482,713	5,817,292
United Kingdom - 12.1%
BG Group plc (Oil & Gas)	325,980	5,241,468
Standard Chartered plc (Banks)	299,810	4,610,535
Tesco plc (Beverages, Food & Tobacco)	1,143,480	5,676,960
Unilever plc (Beverages, Food & Tobacco)	152,425	2,974,847
WPP plc (Media)	893,820	6,113,276
		24,617,086
Total Common Stocks (Cost $203,269,469)		195,852,151
Total Investments - 96.4% (Cost $203,269,469)		$195,852,151

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - 3.6%
Cash	$6,949,892
Dividends and interest receivable	1,158,226
Foreign currency (cost $541,878)	543,486
Receivable for Fund units sold	176,829
Tax reclaim receivable	251,380
Prepaid expenses	6,614
Payable to Investment Advisor	(108,020)
Payable for securities purchased	(1,612,470)
Payable for Fund units redeemed	(5,515)
Payable for distribution fees	(8,168)
Other liabilities	(94,070)
7,258,184
Net Assets - 100%
Investor Class
Applicable to 1,994,937 outstanding $.001 par value units (authorized 250,000,000 shares)	$18,165,019
Net Asset Value, Offering Price and Redemption Price Per Unit	$9.11
Institutional Class
Applicable to 20,298,153 outstanding $.001 par value units (authorized 250,000,000 shares)	$184,945,316
Net Asset Value, Offering Price and Redemption Price Per Unit	$9.11
Components of Net Assets as of April 30, 2009 were as follows:
Paid-in capital	$220,426,278
Accumulated undistributed net investment income	923,590
Accumulated net realized loss from investment transactions	(10,817,478)
Net unrealized depreciation on investments and on assets and liabilities denominated in foreign currencies	(7,422,055)
$203,110,335

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

#  Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio's Board of Directors.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
April 30, 2009 (unaudited)

Industry	Percentage of Net Assets
Automotive	3.5%
Banks	2.7
Beverages, Food & Tobacco	7.0
Chemicals	10.2
Commercial Services & Supplies	11.7
Communications	0.5
Computers & Information	1.6
Cosmetics & Personal Care	2.1
Electrical Equipment	12.7
Environmental Controls	1.1
Financial Services	4.1
Gas	1.1
Health Care Providers & Services	0.9
Heavy Machinery	5.2
Industrial - Diversified	5.0
Insurance	3.2
Machinery - Diversified	2.1
Media	1.5
Medical Supplies	6.8
Metals & Mining	1.0
Oil & Gas Services	1.5
Packaging & Containers	1.0
Pharmaceuticals	6.2
Retailers	2.7
Semiconductors	1.1
Textiles & Apparel	1.2
Total Investments	97.7
Other Assets Less Liabilities	2.3 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 17.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 96.1%
Australia - 6.4%
Bank of Queensland Ltd. (Banks)	8,794	$54,258
Bradken Ltd. (Heavy Machinery)	34,700	80,375
Imdex Ltd. (Metals & Mining)	145,430	35,861
SAI Global Ltd. (Media)	26,800	49,622
		220,116
Austria - 2.3%
BWT AG (Environmental Controls)	1,986	39,100
Semperit AG Holding (Industrial - Diversified)	1,760	39,879
		78,979
Belgium - 0.7%
Sioen Industries NV (Textiles & Apparel)	4,760	22,179
Canada - 2.5%
GLV, Inc. - Class A (Machinery - Diversified)*	9,900	48,202
Laurentian Bank of Canada (Banks)	1,600	38,615
		86,817
China - 3.5%
Changmao Biochemical Engineering Co., Ltd. - Class H (Chemicals)	456,000	58,846
Chen Hsong Holdings Ltd. (Machinery - Diversified)	112,000	22,812
Dalian Refrigeration Co., Ltd. (Electrical Equipment)	76,000	38,168
		119,826
Denmark - 2.3%
NKT Holding A/S (Industrial - Diversified)*	1,450	39,452
Topsil Semiconductor Materials (Electrical Equipment)*	280,000	38,701
		78,153
Finland - 2.4%
Vacon Oyj (Electrical Equipment)	1,437	41,681
Vaisala Oyj, Class A (Electrical Equipment)	1,273	40,261
		81,942
France - 3.5%
Boiron SA (Pharmaceuticals)	2,073	52,439
Robertet SA (Cosmetics & Personal Care)	340	30,529
Rubis (Gas)	660	37,392
		120,360
Germany - 4.3%
Bijou Brigitte Modische Accessoires AG (Retailers)	482	51,938
Carl Zeiss Meditec AG (Medical Supplies)*	3,570	42,127
Drillisch AG (Communications)	10,510	18,305
Gerresheimer AG (Packaging & Containers)	1,420	34,125
		146,495
Hong Kong - 4.8%
Pico Far East Holdings Ltd. (Commercial Services & Supplies)	544,000	51,014
Top Form International Ltd. (Textiles & Apparel)*	540,000	18,013
Wasion Meters Group Ltd. (Electrical Equipment)	116,000	59,010
Yip's Chemical Holdings Ltd. (Chemicals)	100,000	36,032
		164,069
Ireland - 1.6%
FBD Holdings plc (Insurance)	6,730	53,427

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Italy - 4.3%
Cembre S.p.A (Electrical Equipment)	7,580	$34,423
Marr S.p.A (Commercial Services & Supplies)	6,163	45,556
SABAF S.p.A (Electrical Equipment)	1,966	28,823
Sol S.p.A (Chemicals)	9,141	39,893
		148,695
Japan - 17.0%
AISAN INDUSTRY Co., Ltd. (Automotive)	5,400	32,978
Asahi Diamond Industrial Co., Ltd. (Electrical Equipment)	9,000	42,784
ASKUL Corp. (Retailers)	3,000	42,083
BML Inc. (Health Care Providers & Services)	1,700	29,879
C. Uyemura & Co., Ltd. (Chemicals)	1,300	26,152
LINTEC Corp. (Chemicals)	4,100	55,642
MIURA Co., Ltd. (Heavy Machinery)	2,700	59,006
NAKANISHI Inc. (Medical Supplies)	600	36,928
Pasona Inc. (Commercial Services & Supplies)	53	24,086
PIGEON Corp. (Cosmetics & Personal Care)	1,600	39,916
Stella Chemifa Corp. (Chemicals)	2,800	59,761
TSUMURA & Co. (Pharmaceuticals)	1,500	41,025
VIC TOKAI Corp. (Computers & Information)	6,500	56,023
Yamatake Corp. (Electrical Equipment)	2,200	36,837
		583,100
Malaysia - 4.8%
MNRB Holdings Berhad (Insurance)	70,600	57,417
Supermax Corp. Berhad (Industrial - Diversified)	104,200	44,943
United Plantations Berhad (Beverages, Food & Tobacco)	20,700	62,083
		164,443
Netherlands - 3.0%
Brunel International (Commercial Services & Supplies)	2,527	40,511
Kas Bank NV (Financial Services)	4,938	61,146
		101,657
New Zealand - 1.5%
Sanford Ltd. (Beverages, Food & Tobacco)	16,253	51,539
Singapore - 4.0%
Goodpack Ltd. (Commercial Services & Supplies)	55,000	30,174
KS Energy Services Ltd. (Oil & Gas Services)	98,000	52,977
Tat Hong Holdings Ltd. (Commercial Services & Supplies)	99,000	52,915
		136,066
South Korea - 7.1%
Binggrae Co., Ltd. (Beverages, Food & Tobacco)	1,700	53,407
Choong Ang Vaccine Laboratory (Pharmaceuticals)	11,930	118,155
Han Kuk Carbon Co., Ltd. (Chemicals)	13,100	72,731
		244,293
Spain - 1.1%
Construcciones y Auxiliar de Ferrocarriles SA (Heavy Machinery)	106	38,538
Sweden - 3.3%
KABE Husvagnar AB, Class B (Industrial - Diversified)*	4,200	22,893
Mekonomen AB (Automotive)	3,200	39,000
Studsvik AB (Commercial Services & Supplies)	7,100	52,273
		114,166

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Switzerland - 1.3%
Lem Holding SA (Electrical Equipment)	246	$43,995
Taiwan - 4.1%
K Laser Technology, Inc. (Electrical Equipment)	75,723	31,747
Nak Sealing Technologies Corp. (Automotive)	56,000	48,315
Taiwan Paiho Ltd. (Industrial - Diversified)	60,390	22,864
Youngtek Electronic Corp. (Semiconductors)	26,250	38,938
		141,864
Thailand - 1.3%
Khon Kaen Sugar Industry plc (Beverages, Food & Tobacco)	193,800	42,841
United Kingdom - 9.0%
Corin Group plc (Medical Supplies)	72,577	63,043
Hamworthy KSE (Commercial Services & Supplies)	15,852	45,441
PayPoint plc (Financial Services)	4,397	31,147
Rathbone Brothers plc (Financial Services)	4,030	47,177
Robert Wiseman Dairies plc (Beverages, Food & Tobacco)	5,551	28,384
RPS Group plc (Commercial Services & Supplies)	20,526	57,478
Synergy Healthcare plc (Medical Supplies)	6,313	36,210
		308,880
Total Common Stocks (Cost $5,379,061)		3,292,440
Preferred Stocks - 1.6%
Germany - 1.6%
Draegerwerk AG (Medical Supplies)	2,182	53,932
Total Preferred Stocks (Cost $103,330)		53,932
Warrant - 0.0%
Singapore - 0.0%
Tat Hong Holdings Ltd., Issued by Tat Hong Holdings Ltd., Expires 08/02/2013 (Commercial Services & Supplies)*	3,600	134
Total Investments - 97.7% (Cost $5,482,391)		$3,346,506

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - 2.3%
Cash	$66,366
Dividends and interest receivable	11,447
Foreign currency (cost $6,426)	6,371
Receivable for Fund units sold	20,000
Tax reclaim receivable	3,509
Prepaid expenses	115
Receivable from Investment Advisor	8,226
Payable for distribution fees	(12,597)
Other liabilities	(25,434)
78,003
Net Assets - 100%
Investor Class
Applicable to 589,353 outstanding $.001 par value units (authorized 500,000,000 shares)	$3,424,509
Net Asset Value, Offering Price and Redemption Price Per Unit	$5.81
Components of Net Assets as of April 30, 2009 were as follows:
Paid-in capital	$5,936,173
Accumulated undistributed net investment income	7,496
Accumulated net realized loss from investment transactions	(382,761)
Net unrealized depreciation on investments and on assets and liabilities denominated in foreign currencies	(2,136,399)
$3,424,509

Summary of Abbreviations

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
April 30, 2009 (unaudited)

Industry	Percentage of Net Assets
Apparel	2.0%
Banks	4.1
Beverages, Food & Tobacco	6.9
Biotechnology	0.8
Chemicals	5.8
Commercial Services & Supplies	5.2
Communications	7.1
Computer Software & Processing	6.3
Computers & Information	1.2
Cosmetics & Personal Care	5.5
Electrical Equipment	6.3
Financial Services	2.6
Gold and Silver Ores	1.2
Health Care Providers & Services	1.1
Holding Companies - Diversified	2.8
Internet	8.4
Media	1.0
Medical Supplies	2.9
Miscellaneous Manufacturing	2.3
Office/Business Equip	0.9
Oil & Gas	8.0
Oil & Gas Services	1.9
Pharmaceuticals	6.7
Retailers	6.0
Toys/Games/Hobbies	0.8
Total Investments	97.8
Other Assets Less Liabilities	2.2 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 22.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 97.8%
Australia - 2.3%
Cochlear Ltd. (Medical Supplies)	13,530	$489,273
Rio Tinto Ltd. (Gold and Silver Ores)	11,550	540,035
		1,029,308
Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	11,700	244,660
Bermuda - 2.0%
Bunge Ltd. (Beverages, Food & Tobacco)	19,370	929,954
Canada - 2.1%
EnCana Corp. (Oil & Gas)	20,490	937,008
China - 1.7%
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)	324,000	765,478
Denmark - 0.9%
Novo Nordisk A/S, Series B (Pharmaceuticals)	8,600	408,058
France - 7.3%
Air Liquide (Chemicals)	7,779	634,429
Dassault Systemes SA (Computer Software & Processing)	11,650	480,396
L'Oreal SA (Cosmetics & Personal Care)	12,610	900,239
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	5,984	452,426
Schlumberger Ltd. (Oil & Gas Services)	17,690	866,633
		3,334,123
Germany - 2.9%
Fresenius AG (Health Care Providers & Services)	11,720	484,752
Qiagen NV (Commercial Services & Supplies)*	24,278	401,168
SAP AG - Sponsored ADR (Computer Software & Processing)	11,380	433,464
		1,319,384
Hong Kong - 2.5%
Li & Fung Ltd. (Commercial Services & Supplies)	397,800	1,119,766
Indonesia - 1.3%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	20,280	582,847
Israel - 1.3%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	13,700	601,293
Japan - 6.9%
Canon Inc. - Sponsored ADR (Office/Business Equip)	12,900	389,709
Fanuc Ltd. (Electrical Equipment)	5,600	403,125
JSR Corp. (Chemicals)	34,200	413,967
Keyence Corp. (Electrical Equipment)	6,260	1,104,677
Nintendo Co., Ltd. (Toys/Games/Hobbies)	1,300	347,804
So-net M3 Inc. (Commercial Services & Supplies)	149	485,619
		3,144,901

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Malaysia - 1.1%
Sime Darby Berhad (Holding Companies - Diversified)	283,157	$523,579
Mexico - 1.4%
America Movil SA de CV, Series L - ADR (Communications)	19,200	630,720
Russia - 2.6%
OAO Gazprom - Sponsored ADR (Oil & Gas)	66,100	1,161,367
Singapore - 2.8%
Olam International Ltd. (Beverages, Food & Tobacco)	1,078,100	1,271,659
South Africa - 1.6%
Sasol Ltd. (Oil & Gas)	24,630	745,246
Switzerland - 5.9%
Logitech International SA (Computers & Information)*	41,581	553,859
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	14,855	482,045
Novartis AG - Registered (Pharmaceuticals)	12,120	457,746
Roche Holding AG - Genusschein (Pharmaceuticals)	2,697	340,793
Sonova Holding AG (Medical Supplies)	7,780	509,533
Synthes Inc. (Medical Supplies)	3,340	339,185
		2,683,161
United Kingdom - 3.6%
RPS Group plc (Commercial Services & Supplies)	128,300	359,274
Standard Chartered plc (Banks)	53,800	827,346
WPP plc (Media)	64,970	444,362
		1,630,982
United States - 47.1%
3M Co. (Miscellaneous Manufacturing)	17,970	1,035,072
Abbott Laboratories (Pharmaceuticals)	19,680	823,608
Adobe Systems Inc. (Computer Software & Processing)*	38,690	1,058,172
Charles Schwab Corp. (Financial Services)	28,500	526,680
Cisco Systems Inc. (Communications)*	70,015	1,352,690
Coach Inc. (Apparel)*	37,400	916,300
Colgate-Palmolive Co. (Cosmetics & Personal Care)	12,850	758,150
eBay Inc. (Internet)*	96,500	1,589,355
Emerson Electric Co. (Electrical Equipment)	39,570	1,346,963
Exxon Mobil Corp. (Oil & Gas)	11,890	792,706
Genzyme Corp. (Biotechnology)*	7,050	375,977
Google Inc. - Class A (Internet)*	2,977	1,178,803
JPMorgan Chase & Co. (Financial Services)	20,000	660,000
Medco Health Solutions Inc. (Pharmaceuticals)*	9,468	412,331
Oracle Corp. (Computer Software & Processing)	46,610	901,437
Praxair Inc. (Chemicals)	9,120	680,443
Procter & Gamble Co. (Cosmetics & Personal Care)	17,300	855,312
Qualcomm Inc. (Communications)	15,020	635,646
Sigma-Aldrich Corp. (Chemicals)	20,900	916,256
Staples Inc. (Retailers)	60,710	1,251,840
Walgreen Co. (Retailers)	47,550	1,494,496

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
United States (continued)
Wells Fargo & Co. (Banks)	39,850	$797,399
Yahoo! Inc. (Internet)*	72,500	1,036,025
		21,395,661
Total Common Stocks (Cost $41,547,880)		44,459,155
Total Investments - 97.8% (Cost $41,547,880)		$44,459,155

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - 2.2%
Cash	$1,239,939
Receivable for securities sold	932,902
Dividends and interest receivable	78,392
Foreign currency (cost $18,936)	18,824
Receivable for Fund units sold	70,000
Tax reclaim receivable	21,204
Prepaid expenses	719
Payable to Investment Advisor	(17,226)
Payable for securities purchased	(1,313,582)
Other liabilities	(34,678)
996,494
Net Assets - 100%
Applicable to 2,836,923 outstanding $.001 par value units (authorized 500,000,000 shares)	$45,455,649
Net Asset Value, Offering Price and Redemption Price Per Unit	$16.02
Components of Net Assets as of April 30, 2009 were as follows:
Paid-in capital	$44,808,814
Accumulated undistributed net investment income	100,045
Accumulated net realized loss from investment transactions	(2,359,527)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	2,906,317
$45,455,649

Summary of Abbreviations

ADR  American Depository Receipt

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2009 (unaudited)

	Emerging Markets Portfolio	International Equity Portfolio
Investment Income
Interest	$10,797	$1,401
Dividends (net of foreign withholding taxes of $1,300,480 and $277,311, respectively)	9,130,721	2,286,405
Total investment income	9,141,518	2,287,806
Expenses
Investment advisory fees (Note 3)	5,847,818	695,909
Administration fees (Note 3)	315,044	69,771
Distribution fees, Investor Class	—	16,395
Custodian and accounting fees	349,696	59,980
Directors' fees and expenses (Note 3)	97,052	19,368
Shareholder record keeping fees	52,358	23,559
Printing and postage fees	127,475	29,062
State registration filing fees	16,885	14,917
Professional fees	118,504	34,372
Sub Transfer Agent Fees	618,172	20,657
Other fees and expenses	117,739	24,092
Total Expenses	7,660,743	1,008,082
Less Waiver of investment advisory fee (Note 3)	—	(63,776)
Net expenses	7,660,743	944,306
Net investment income	1,480,775	1,343,500
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	(182,597,842)	(10,360,450)
Foreign currency transactions	(828,014)	(32,538)
Net realized loss	(183,425,856)	(10,392,988)
Change in unrealized appreciation (depreciation) —
Investments	264,364,872	9,636,240
Translation of assets and liabilities denominated in foreign currencies	(35,146)	(11,719)
Net change in unrealized appreciation	264,329,726	9,624,521
Net realized and unrealized gain (loss)	80,903,870	(768,467)
Net increase in net assets resulting from operations	$82,384,645	$575,033

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Six Months Ended April 30, 2009 (unaudited)

	International Small Companies Portfolio	Global Equity Portfolio
Investment Income
Interest	$24	$162
Dividends (net of foreign withholding taxes of $3,163 and $20,192, respectively)	33,017	280,462
Total investment income	33,041	280,624
Expenses
Investment advisory fees (Note 3)	16,629	144,445
Administration fees (Note 3)	2,698	11,557
Distribution fees, Investor Class	3,326	—
Custodian and accounting fees	22,457	32,134
Directors' fees and expenses (Note 3)	295	2,680
Shareholder record keeping fees	15,201	15,620
Printing and postage fees	509	2,404
State registration filing fees	6,986	5,764
Professional fees	12,276	15,605
Sub Transfer Agent Fees	704	4,962
Other fees and expenses	776	3,610
Total Expenses	81,857	238,781
Less Waiver of investment advisory fee (Note 3)	(16,629)	(58,225)
Less Reimbursement of Fund expenses from Investment Advisor	(41,947)	—
Net expenses	23,281	180,556
Net investment income	9,760	100,068
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	(318,757)	(2,281,429)
Foreign currency transactions	728	(17,232)
Net realized loss	(318,029)	(2,298,661)
Change in unrealized appreciation (depreciation) —
Investments	545,946	4,525,761
Translation of assets and liabilities denominated in foreign currencies	(232)	(5,449)
Net change in unrealized appreciation	545,714	4,520,312
Net realized and unrealized gain	227,685	2,221,651
Net increase in net assets resulting from operations	$237,445	$2,321,719

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets

	Emerging Markets Portfolio
	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008
Increase in Net Assets From Operations
Net investment income	$1,480,775	$43,649,519
Net realized loss on investments and foreign currency transactions	(183,425,856)	(22,939,239)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	264,329,726	(1,373,615,678)
Net increase (decrease) in net assets resulting from operations	82,384,645	(1,352,905,398)
Distributions to Shareholders from:
Net investment income	(36,974,029)	(4,690,474)
Net realized gain from investments and foreign-currency related transactions	—	(129,872,683)
Total distributions to shareholders	(36,974,029)	(134,563,157)
Transactions in units of Common Stock
Proceeds from sale of units	213,875,204	597,246,046
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	30,745,773	120,546,841
Cost of shares units	(270,606,374)	(707,556,978)
Redemption fees	78,295	399,319
Net increase (decrease) in net assets from Fund share transactions	(25,907,102)	10,635,228
Net increase (decrease) in net assets	19,503,514	(1,476,833,327)
Net Assets
At beginning of period	1,086,124,009	2,562,957,336
At end of period	$1,105,627,523	$1,086,124,009
Accumulated undistributed net investment income included in net assets	$1,089,958	$36,583,212

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	International Equity Portfolio
	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008
Increase in Net Assets From Operations
Net investment income	$1,343,500	$3,314,737
Net realized gain (loss) on investments and foreign currency transactions	(10,392,988)	40,264,254
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	9,624,521	(197,938,277)
Net increase (decrease) in net assets resulting from operations	575,033	(154,359,286)
Distributions to Shareholders from:
Net investment income
Investor Class	(160,740)	(85,868)
Institutional Class	(3,101,928)	(2,611,777)
Net realized gain from investments and foreign-currency related transactions
Investor Class	(2,318,758)	(1,359,303)
Institutional Class	(36,230,389)	(29,187,907)
Total distributions to shareholders	(41,811,815)	(33,244,855)
Transactions in units of Common Stock
Proceeds from sale of units
Investor Class	8,301,698	7,489,395
Institutional Class	10,085,061	13,994,514
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	2,337,103	1,330,261
Institutional Class	38,999,446	30,928,420
Cost of units redeemed
Investor Class	(2,582,262)	(3,696,097)
Institutional Class	(16,375,575)	(66,170,127)
Redemption fees
Investor Class	1,082	481
Institutional Class	8,420	3,098
Net increase (decrease) in net assets from Fund share transactions	40,774,973	(16,120,055)
Net decrease in net assets	(461,809)	(203,724,196)
Net Assets
At beginning of period	203,572,144	407,296,340
At end of period	$203,110,335	$203,572,144
Accumulated undistributed net investment income included in net assets	$923,590	$2,842,758

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	International Small Companies Portfolio
	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008
Increase in Net Assets From Operations
Net investment income	$9,760	$58,463
Net realized loss on investments and foreign currency transactions	(318,029)	(76,901)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	545,714	(3,040,639)
Net increase (decrease) in net assets resulting from operations	237,445	(3,059,077)
Distributions to Shareholders from:
Net investment income Investor Class	(35,907)	(15,014)
Net realized gain from investments and foreign-currency related transactions Investor Class	—	(39,692)
Total distributions to shareholders	(35,907)	(54,706)
Transactions in units of Common Stock
Proceeds from sale of units
Investor Class	548,392	2,368,797
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	35,907	54,707
Cost of units redeemed
Investor Class	(137,681)	(1,737,767)
Net increase in net assets from Fund unit transactions	446,618	685,737
Net increase (decrease) in net assets	648,156	(2,428,046)
Net Assets
At beginning of period	2,776,353	5,204,399
At end of period	$3,424,509	$2,776,353
Accumulated undistributed net investment income included in net assets	$7,496	$33,643

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	Global Equity Portfolio
	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008
Increase in Net Assets From Operations
Net investment income	$100,068	$188,392
Net realized loss on investments and foreign currency transactions	(2,298,661)	(49,681)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	4,520,312	(16,291,482)
Net increase (decrease) in net assets resulting from operations	2,321,719	(16,152,771)
Distributions to Shareholders from:
Net investment income
Institutional Class	(140,635)	(117,879)
Net realized gain from investments and foreign-currency related transactions
Institutional Class	—	(2,820,181)
Total distributions to shareholders	(140,635)	(2,938,060)
Transactions in units of Common Stock
Proceeds from sale of units
Institutional Class	18,857,331	6,806,873
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	76,578	2,881,495
Cost of units redeemed
Institutional Class	(1,872,645)	(4,193,388)
Redemption fees
Institutional Class	5,481	1,820
Net increase in net assets from Fund unit transactions	17,066,745	5,496,800
Net increase (decrease) in net assets	19,247,829	(13,594,031)
Net Assets
At beginning of period	26,207,820	39,801,851
At end of period	$45,455,649	$26,207,820
Accumulated undistributed net investment income included in net assets	$100,045	$140,612

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

	Emerging Markets Portfolio
	For the Six Months Ended Apr. 30, 2009 (unaudited)		For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004
Per Share Data
Net asset value, beginning of period	$27.73		$64.07	$40.67	$30.41	$22.31	$18.16
Increase (Decrease) in Net Assets from Operations
Net investment income	0.12		1.12	0.16	0.22	0.11	0.07
Net realized and unrealized gain (loss) on investments and foreign currency- related transactions	2.37		(34.06)	23.26	10.19	8.43	4.12
Net increase (decrease) from investment operations	2.49		(32.94)	23.42	10.41	8.54	4.19
Distributions to Shareholders from:
Net investment income	(1.03)		(0.12)	(0.02)	(0.09)	(0.02)	(0.04)
Net realized gain from investments and foreign currency-related transactions	—		(3.28)	—	(0.06)	(0.42)	—
Total distributions	(1.03)		(3.40)	(0.02)	(0.15)	(0.44)	(0.04)
Net asset value, end of period	$29.19		$27.73	$64.07	$40.67	$30.41	$22.31
Total Return	9.31	%(B)	(54.17)%	57.62%	34.29%	38.76%	23.09%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,105,628		$1,086,124	$2,562,957	$1,452,468	$690,968	$66,805
Net expenses to average net assets	1.64	%(A)	1.61%	1.60%	1.63%	1.68%	1.75%
Net investment income to average net assets	0.32	%(A)	2.10%	0.36%	0.61%	0.87%	0.51%
Decrease reflected in above expense ratios due to expense reductions	—		—	—	—	—	0.02%
Portfolio turnover rate	25	%(B)	46%	29%	59%	36%	40%

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Equity Portfolio - Investor Class
	For the Six Months Ended Apr. 30, 2009 (unaudited)		For the Period Ended Oct. 31, 2008	For the Period Ended Oct. 31, 2007	For the Period Ended Oct. 31, 2006	For the Period Ended Oct. 31, 2005 (1)
Per Share Data
Net asset value, beginning of period	$11.41		$21.66	$18.65	$14.91	$15.63
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.10		0.13	0.09	0.11 (2)	(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency- related transactions	(0.05)		(8.58)	4.32	3.71	(0.72)
Net increase (decrease) from investment operations	0.05		(8.45)	4.41	3.82	(0.72)
Distributions to Shareholders from:
Net investment income	(0.15)		(0.11)	(0.06)	(0.07)	—
Net realized gain from investments and foreign currency-related transactions	(2.20)		(1.69)	(1.34)	(0.01)	—
Total distributions	(2.35)		(1.80)	(1.40)	(0.08)	—
Net asset value, end of period	$9.11		$11.41	$21.66	$18.65	$14.91
Total Return	0.41	%(B)	(42.46)%	24.95%	25.74%	(4.61	)%(B)
Ratios/Supplemental data:
Net assets, end of period (000's)	$18,165		$12,122	$16,637	$9,884	$510
Net expenses to average net assets	1.25	%(A)	1.23%	1.23%	1.25%	1.25	%(A)
Net investment income (loss) to average net assets	1.56	%(A)	0.81%	0.48%	0.61%	(1.25	)%(A)
Decrease reflected in above expense ratios due to expense reductions	0.07	%(A)	—	0.00%	0.01%	0.08	%(A)
Portfolio turnover rate	10	%(B)	18%	19%	35%	38	%(B)

(1)  For the period September 30, 2005 (commencement of operations) through October 31, 2005.

(2)  Computed using average units outstanding throughout the year.

*  Rounds to less than $(0.01).

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Small Companies Portfolio Investor Class
	For the Six Months Ended Apr. 30, 2009 (unaudited)		For the Year Ended Oct. 31, 2008	For the Period Ended Oct. 31, 2007 (1)
Per Share Data
Net asset value, beginning of period	$5.53		$11.67	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income	0.02		0.11	0.02
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.33		(6.15)	1.65
Net increase (decrease) from investment operations	0.35		(6.04)	1.67
Distributions to Shareholders from:
Net investment income	(0.07)		(0.03)	—
Net realized gain from investments and foreign currency-related transactions	—		(0.07)	—
Total distributions	(0.07)		(0.10)	—
Net asset value, end of period	$5.81		$5.53	$11.67
Total Return	6.48	%(B)	(52.17)%	16.70	%(B)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,425		$2,776	$5,204
Net expenses to average net assets	1.75	%(A)	1.75%	1.75	%(A)
Net investment income to average net assets	0.73	%(A)	1.22%	0.56	%(A)
Decrease reflected in above expense ratios due to expense reductions	4.40	%(A)	2.47%	8.19	%(A)
Portfolio turnover rate	7	%(B)	26%	12	%(B)

(1)  For the period from March 26, 2007 (commencement of operations) through October 31, 2007.

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Global Equity Portfolio
	For the Six Months Ended Apr. 30, 2009 (unaudited)		For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004
Per Share Data
Net asset value, beginning of period	$15.92		$28.03	$24.04	$20.36	$17.17	$16.45
Increase (Decrease) in Net Assets from Operations
Net investment income	0.04		0.12	0.09	0.08	0.09	0.05
Net realized and unrealized gain (loss) on investments and foreign currency- related transactions	0.15		(10.15)	5.78	4.14	3.12	0.74
Net increase (decrease) from investment operations	0.19		(10.03)	5.87	4.22	3.21	0.79
Distributions to Shareholders from:
Net investment income	(0.09)		(0.08)	(0.08)	(0.06)	(0.02)	(0.07)
Net realized gain from investments and foreign currency-related transactions	—		(2.00)	(1.80)	(0.48)	—	—
Total distributions	(0.09)		(2.08)	(1.88)	(0.54)	(0.02)	(0.07)
Net asset value, end of period	$16.02		$15.92	$28.03	$24.04	$20.36	$17.17
Total Return	1.20	%(B)	(38.54)%	26.01%	21.08%	18.72%	4.78%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$45,456		$26,208	$39,802	$31,106	$25,317	$25,770
Net expenses to average net assets	1.25	%(A)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income to average net assets	0.69	%(A)	0.51%	0.34%	0.37%	0.44%	0.27%
Decrease reflected in above expense ratios due to expense reductions	0.40	%(A)	0.20%	0.18%	0.35%	0.36%	0.18%
Portfolio turnover rate	26	%(B)	38%	16%	27%	35%	29%

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2009 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act"), as an open-end diversified management investment company. The Fund currently has six Portfolios all of which were active as of April 30, 2009: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity"); Institutional Emerging Markets Portfolio, Emerging Markets Portfolio ("Emerging Markets"); International Small Companies Portfolio ("International Small Companies") and Frontier Emerging Markets Portfolio ("Frontier Emerging Markets"). Information presented in these financial statements pertains to Emerging Markets and Global Equity and Investor Class shares of International Equity and International Small Companies (individually, "Portfolio"; collectively, "Portfolios"). Information pertaining to Institutional Class shares of International Equity, Institutional Emerging Markets Portfolio and Institutional Class shares of Frontier Emerging Markets Portfolio is presented in a separate report. The investment objective of each Portfolio is as follows: Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; International Small Companies—to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States; Global Equity—to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

Emerging Markets Portfolio commenced operations on November 9, 1998. International Equity Portfolio commenced operations on October 31, 1996 after acquiring the net assets of Harding Loevner LLC's AMT Capital Fund, Inc. Effective August 5, 2005, International Equity Portfolio converted existing shareholders to the Institutional Class. Investor Class of International Small Companies Portfolio commenced operations on March 26, 2007. Global Equity Portfolio commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Effective August 5, 2005, Global Equity Portfolio launched the Investor Class shares and converted existing shareholders to the Institutional Class. The Board of Directors of the Fund approved the termination of Investors Class shares of Global Equity Portfolio effective December 31, 2008 and the Portfolio has terminated the "Institutional Class" designation.

The Fund is managed by Harding Loevner LLC (the "Investment Advisor").

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

Indemnifications

Under the Fund's organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures ("Procedures") to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission ("SEC") and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios' securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

2. Summary of Significant Accounting Policies (continued)

may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio's net asset value and such significant event has a material impact on the Portfolio's net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of April 30, 2009, there were four securities in the Portfolios which required valuation by the Board or its delegate. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. FAS 157 defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and / or the inputs to the pricing model used in the valuation technique. Observable inputs are the inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are the inputs that reflect the reporting entity's own assumptions used in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments:

	Investments in Securities
Portfolio	Level 1— Quoted Prices	Level 2—Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Emerging Markets	$468,733,640	$614,959,782	$—	$1,083,693,422
International Equity	47,265,324	148,586,827	—	195,852,151
International Small Companies	183,219	3,163,287	—	3,346,506
Global Equity	28,312,725	16,146,430	—	44,459,155

As of April 30, 2009, the Fund's did not hold any investments with significant unobservable inputs (Level 3).

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

2. Summary of Significant Accounting Policies (continued)

to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Fund determined that the adoption of FIN 48 did not have an impact on the financial statements.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios' securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Securities Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned domestic securities (including ADRs) and 105% of loaned foreign securities. The loans will be terminable at any time by the Fund. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

2. Summary of Significant Accounting Policies (continued)

loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by the securities lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers deemed to be in good financial standing by the lending agent based on its ongoing review of such borrowers and are recommended to and approved by the Board. The Portfolios may invest cash collateral they receive in connection with a loan of securities in short-term money market instruments, securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios' investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. The Board has appointed State Street Bank and Trust Company as the lending agent for the Funds. However, the Portfolios are not currently lending securities. As of April 30, 2009, there were no securities on loan.

3. Significant Agreements and Transactions with Affiliates

The Board has approved an investment advisory agreement (the "Agreements") with the Investment Advisor. The advisory fees are computed daily at an annual rate of 1.25%, 0.75%, 1.25% and 1.00% of the average daily net assets of Emerging Markets, International Equity, International Small Companies and Global Equity Portfolios, respectively.

For the period ended April 30, 2009, the Investment Advisor has voluntarily agreed to reduce its fee to the extent that aggregate expenses exceed an annual rate of 1.75, 1.25%, 1.75%, and 1.25%, respectively, of the average daily net assets of Emerging Markets, Investor Class shares of International Equity, Investor Class shares of International Small Companies and shares of Global Equity Portfolio. For the period ended April 30, 2009, the Investment Advisor voluntarily waived and/or reimbursed $0, $63,776, $58,576, and $58,225 in investment advisory fees from Emerging Markets, International Equity, International Small Companies and Global Equity Portfolios, respectively.

In addition, the Fund has an administration agreement with State Street Bank and Trust Company ("State Street Bank and Trust"), which provides certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, and the service of some State Street Bank and Trust employees as officers serving the Board of Directors. Under this agreement, Emerging Markets, International Equity, International Small Companies and Global Equity Portfolio incurred $794,487, $169,460, $40,580 and $61,521 respectively, for the period ended April 30, 2009.

State Street Bank and Trust serves as transfer agent and chief compliance officer, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

The Fund has agreements with various financial intermediaries and "mutual fund supermarkets", under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Portfolio arising from the intermediaries' assumption of functions that the Portfolio would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio is authorized, pursuant to a Shareholder Services Plan, to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries' fees, after payments made pursuant to the Distribution Plan, if applicable, is paid by the Investment Advisor. Because of voluntary caps on the Portfolios' fees and expenses, the Investment Advisor paid a portion of the Portfolios' share of these fees during the period ended April 30, 2009.

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2009, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Emerging Markets	$232,893,242	$265,924,558
International Equity	18,711,808	21,336,479
International Small Companies	551,963	195,351
Global Equity	24,079,374	7,768,647

The Portfolios are permitted to purchase or sell securities from or to certain other Harding Loevner portfolios under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

4. Investment Transactions (continued)

sale of securities by the Portfolios from or to another portfolio that is or could be considered an affiliate by virtue of having a common investment advisor complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the period ended April 30, 2009, the funds did not have such transactions.

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2009, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Emerging Markets	$140,032,490	$138,850,700	$1,181,790	$1,082,511,632
International Equity	33,742,125	41,617,448	(7,875,323)	203,727,474
International Small Companies	88,881	2,224,766	(2,135,885)	5,482,391
Global Equity	4,894,993	2,476,734	2,418,259	42,040,896

The unrealized appreciation (depreciation) on foreign currency for Emerging Markets, International Equity, International Small Companies, and Global Equity was $(714), $(4,737), $(514), and $(4,958), respectively, for the period ended April 30, 2009.

5. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on April 30, 2009.

6. Capital Share Transactions

Transactions in capital stock for Emerging Markets Portfolio were as follows for the periods indicated:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	8,344,170	$213,875,204	12,410,621	$597,246,046
Shares issued upon reinvestment of dividends	1,149,520	30,745,773	2,090,569	120,546,841
	9,493,690	244,620,977	14,501,190	717,792,887
Shares redeemed	(10,774,685)	(270,606,374)	(15,340,254)	(707,556,978)
Net increase (decrease)	(1,280,995)	$(25,985,397)	(839,064)	$(10,235,909)

Transactions in capital stock for International Equity Portfolio Investor Class were as follows for the periods indicated:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	956,261	$8,301,698	440,350	$7,489,395
Shares issued upon reinvestment of dividends	256,161	2,337,103	68,854	1,330,261
	1,212,422	10,638,801	509,204	8,819,656
Shares redeemed	(279,519)	(2,582,262)	(215,285)	(3,696,097)
Net increase	932,903	$8,056,539	293,919	$5,123,559

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

6. Capital Share Transactions (continued)

Transactions in capital stock for International Equity Portfolio Institutional Class were as follows for the periods indicated:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,156,229	$10,085,061	814,257	$13,994,514
Shares issued upon reinvestment of dividends	4,275,672	38,999,446	1,599,857	30,928,420
	5,431,901	49,084,507	2,414,114	44,922,934
Shares redeemed	(1,863,799)	(16,375,575)	(3,678,345)	(66,170,127)
Net incrase (decrease)	3,568,102	$32,708,932	(1,264,231)	$(21,247,139)

Transactions in capital stock for International Small Companies Portfolio Investor Class were as follows for the periods indicated:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	107,711	$548,392	238,264	$2,368,797
Shares issued upon reinvestment of dividends	6,687	35,907	5,151	54,707
	114,398	584,299	243,415	2,423,504
Shares redeemed	(27,260)	(137,681)	(187,161)	(1,737,767)
Net increase	87,138	$446,618	56,254	$685,737

Transactions in capital stock for Global Equity Portfolio were as follows for the periods indicated:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,318,390	$18,857,330	301,469	$6,806,873
Shares issued upon reinvestment of dividends	5,005	76,578	113,938	2,881,495
	1,323,395	18,933,908	415,407	9,688,368
Shares redeemed	(132,792)	(1,872,645)	(189,186)	(4,193,388)
Net increase	1,190,603	$17,061,263	226,221	$5,494,980

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the period ended April 30, 2009, Emerging Markets, Global Equity and Investor Class of International Equity Portfolios received $78,295, $5,481 and $1,082 respectively, in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios' Statements of Changes in Net Assets. For the period ended April 30, 2009, International Small Companies Investor Class did not receive any redemption fees.

7. Concentration of Ownership

At April 30, 2009, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of Shareholders	% Ownership
Emerging Markets Portfolio	1	67%
International Equity Portfolio, Investor Class	1	25	%*
International Small Companies Portfolio, Investor Class	3	78	%*
Global Equity Portfolio	3	67	%*

*  Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

8. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

9. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which Emerging Markets, International Equity, International Small Companies and Global Equity are authorized to invest.

10. Line of Credit

The Fund participates in a $50 million line of credit agreement with State Street Bank and Trust. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity and Global Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Emerging Markets and International Small Companies are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the period ended April 30, 2009, International Equity Portfolio had borrowings on 1 day, the maximum balance $66,186, at an average weighted interest rate of 0.85%.

11. Recently Issued Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for, their effect on the Funds' financial position, performance and cash flows and how and why the funds use derivatives. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.

12. Other Matter

Harding Loevner LLC, the investment adviser to the Fund ("Harding Loevner"), entered into an agreement with Affiliated Managers Group, Inc. ("AMG") for AMG to acquire a majority ownership interest in Harding Loevner. AMG is an asset management company with equity investments in a diverse group of boutique investment management firms. Each of these "affiliated firms" operates autonomously and its managers retain substantial ownership interests in their firm. The transaction, whether or not it is consummated, is not expected to impact Harding Loevner's portfolio management team, other personnel, day-to-day operations, or the services that Harding Loevner provides to its clients, including the Portfolios. The transaction is subject to the satisfaction or waiver of certain conditions and contingencies. There can be no assurance as to when or if the transaction will be consummated.

Harding, Loevner Funds, Inc.

Approval of Investment Adviser Agreement

April 30, 2009 (unaudited)

At a meeting held on July 18, 2008, the then current board of directors (the "Board"), including each of the Independent Directors, unanimously voted to approve a new investment management agreement (the "New Agreement") and the continuance of the current investment advisory agreements (the "Current Agreements") between Harding, Loevner Funds, Inc. (the "Fund") on behalf of each of its series, the International Equity Portfolio, the Global Equity Portfolio, the Emerging Markets Portfolio, the Institutional Emerging Markets Portfolio, the International Small Companies Portfolio and the Frontier Emerging Markets Portfolio (the "Portfolios") and Harding Loevner LLC (the "Adviser"). Because of the proposed reorganization and a change of control resulting from the sale of a controlling interest in the Adviser's general partner to Affiliated Managers Group, Inc. ("AMG"), the Current Agreements could terminate pursuant to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act") and the Board was asked to approve the New Agreement. The New Agreement was approved by shareholders of each Portfolio at a meeting held on November 5, 2008. The Board and counsel to the Independent Directors had an opportunity to review the information provided in advance of the July meeting by the Adviser and counsel to the Fund in response to a detailed series of questions submitted by counsel to the Fund before the meeting. The New Agreement will become effective upon the closing of the transaction with AMG, which cannot be assured, and the Current Agreements will remain in effect until that time, provided that the Current Agreements are approved annually by the Board, including a majority of the Independent Directors. At a meeting held on June 2, 2009, the current Board, including each of the Independent Directors, unanimously voted to approve the interim continuance of the Current Agreements through September 30, 2009.

The information provided to the Board in advance of the July 2008 meeting brought current to that date the detailed information provided to the Board by Harding Loevner Management, L.P., the predecessor entity to Harding Loevner LLC (with both entities referred to together below as the "Adviser") with respect to the Board meeting held on September 10, 2007, in connection with the Board's annual evaluation and approval of the continuance of the Current Agreements. In evaluating the New Agreement and the Current Agreements, the Board conducted a review that relied upon this information, advice provided by Fund counsel and by counsel to the Independent Directors, including advice provided in written memoranda outlining their legal duties, the due diligence review described above and the Board's knowledge, resulting from its meetings throughout the year, of the Adviser, its services and the Portfolios.

In approving the New Agreement and the continuance of the Current Agreements and determining to submit the New Agreement to shareholders for approval, the Directors considered several factors discussed below. The Board was advised by legal counsel to the Fund and legal counsel to the Independent Directors with respect to their deliberations regarding the approval of the New Agreement and the continuance of the Current Agreements. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Director's business judgment after consideration of all the information presented. Individual Directors may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Beneficial Consequence of the Transaction

With respect to the New Agreement, the Board considered that the transaction between the Adviser's general partner and AMG and believed that it would benefit the Portfolios in the following ways: (i) provide for the operational independence of the Adviser by allowing management to continue to run the day-to-day business of the Portfolios, (ii) preserve the Portfolios' character, (iii) promote the long-term continuity of existing personnel, and (iv) allow for the ability to attract new personnel through substantial permanent management ownership participation. The Board considered that the transaction would provide a framework and financing for generational succession, and it would eliminate the long-term risk of a disruptive "strategic" sale upon major owners' retirement. Finally, the Board noted that following the transaction, the Portfolios will have access to AMG's substantial distribution resources for mutual funds, as well as to AMG's legal and compliance resources.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered information it believed necessary to assess the stability of the Portfolios as a result of the transaction and to assess the ongoing nature and quality of services to be provided to the Portfolios by the Adviser both before and following the closing of the transaction. The Directors reviewed the details of the anticipated equity structure of the Adviser and its managing member as a result of the transaction, including the financial resources of AMG and its ability to assist in growing the Adviser's business and/or in servicing the Portfolios. In this regard, the Directors considered information about how the Adviser's management and operations would be structured following the transaction including in particular how the transaction might affect the Adviser's performance or its delivery of services under the New Agreement. The Board noted that the transaction would result in employees of the Adviser or its managing member owning a substantial interest in the Adviser or its general partner following the closing of the transaction, which was expected to maintain the alignment of their long-term interests with the interests of the Adviser. In addition, the Board observed the continued employee ownership in the Adviser and increasing benefits to management from the growth of assets under management should help the Adviser retain key management and investment personnel.

Harding, Loevner Funds, Inc.

Approval of Investment Adviser Agreement (continued)

April 30, 2009 (unaudited)

The Directors considered information addressing the projected benefits to the Adviser expected to result from the transaction. The Directors reviewed the Adviser's actions to minimize the likelihood that the Adviser would have any departures of key management and/or investment personnel and whether compensation and other benefits expected to be offered by the Adviser following the transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. The Board concluded that the compensation and incentive programs should help to retain key personnel. In addition, the Adviser addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the transaction.

The Board also considered the general experience, business and operations of the Adviser (as well as the experience of key personnel from AMG) and information as to the Adviser's projected financial condition and resources following the closing of the transaction and in each of the next several years.

Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the New Agreement and the continuance of the Current Agreements. With respect to the New Agreement, the Board placed particular significance in this regard on the likelihood that the Adviser would continue to provide the same type and quality of services to the Portfolios following the closing of the transaction as the Adviser has historically provided the Portfolios.

Performance of the Adviser

In considering the investment performance of the Portfolios, the Board took note of its comprehensive review of the Portfolios' performance during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Current Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act, as such information was brought current in connection with the consideration of the New Agreement for the Portfolios, as applicable (the "Current Information"). In this regard, the Adviser provided the Board investment performance data obtained from Bloomberg, Morningstar and Lipper for funds in the Lipper International Funds Index and a number of other international equity funds; funds in the Lipper Global Funds Index and a number of other global equity funds; funds in the Lipper Emerging Market Funds Index; and funds in the Lipper International Small/Mid-Cap Core Funds Index (collectively, the "Peer Group Data"). The Peer Group Data included fund management fees, total expense ratios, net assets, calendar year-to-date returns, 1-, 3- and 5- year returns as well as median and average data with regard to the foregoing. The Board also received performance data for the Portfolios updated through June 30, 2008. Finally, in consideration of the New Agreement, the Board considered the impact the closing of the transaction may have on the Adviser's capabilities to achieve the same or better performance results for the Portfolios in the future.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Portfolios supported approval of the New Agreement and the continuance of the Current Agreements.

Costs of the Services and Profitability of the Adviser

With respect to this factor, the Board took note of its comprehensive review of the Adviser's profitability during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Current Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also considered the Current Information. The Board observed that any projection regarding the Adviser's profitability would depend on many assumptions as to the Adviser's financial condition and operations following the closing of the transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Adviser's future profitability in determining whether to approve the New Agreement and the continuance of the Current Agreements and continued to believe that reported levels of profitability were not excessive.

Comparison of Fees and Services Provided by the Adviser

In considering advisory fees applicable to the Portfolios compared to those of comparable funds, the Board took note of its comprehensive review of the Portfolios' fee levels, including comparative fee information for peer funds and fees charged by the Adviser to separately managed accounts, during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Current Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also considered the Current Information. In this regard, the Board considered information comparing each Portfolio's advisory fee and total operating expenses relative to the Peer Group Data. The Board also took into consideration the fact that the Adviser did not propose nor anticipate proposing any changes in the current advisory fees. Based on these facts, the Board concluded that the current advisory fee and total fee levels of each of the Portfolios supported approval of the New Agreement and the continuance of the Current Agreements.

Harding, Loevner Funds, Inc.

Approval of Investment Adviser Agreement (continued)

April 30, 2009 (unaudited)

Economies of Scale

In considering economies of scale with respect to the Portfolios, the Board took note of its comprehensive review of economies of scale during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Current Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also applied the underlying principles giving effect to the Current Information. In this regard, the Board considered that certain Portfolios may achieve some economies as certain fixed expenses are spread over a larger asset base, noting that there is no precise way to measure such economies, and that certain expenses do not necessarily decrease as assets increase. The Board also considered that expense limitations and fee waivers that reduce Portfolio expenses can have the same effect as fee level breakpoints in sharing economies of scale with shareholders. The Board considered other factors, such as whether a portfolio's strategy is capacity constrained; that is, whether an adviser is limited in the amount of assets that can be managed within a strategy by reason of the universe of issuers, the trading volume of relevant securities or markets or the adviser's selection criteria associated with a particular strategy. The Board noted that, while sharing of economies of scale is a relevant factor, it may appropriately be tempered by market or other practical considerations. Based on these facts, the Board concluded that the Adviser's efforts in this regard supported approving the New Agreement and the continuance of the Current Agreements.

Other Benefits

In considering the benefits derived or to be derived by the Adviser from the relationship with the Portfolios, the Board took note of its comprehensive review of the Adviser's relationship with the Portfolios during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Current Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Adviser's representation that, beyond the fees earned by the Adviser for providing services to the Portfolios, the Adviser may benefit from its relationship with the Portfolios in the sense that separately managed account clients may view the additional assets under management resulting from managing the Portfolios as a positive attribute. In addition, the Board noted that the Adviser also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Adviser's name. The Board also considered that the Adviser benefits from the receipt of research services obtained through "soft dollars" in connection with Portfolio brokerage transactions. The Board concluded that these additional benefits should not preclude approval of the New Agreement and the continuance of the Current Agreements.

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios' Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund's proxy voting record relating to the Portfolios' securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.hardingloevnerfunds.com and on the SEC's website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund's proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC's website at www.sec.gov.

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

David R. Loevner

Director, President and Chairman of the
Board of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

Raymond J. Clark

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Donna Rogers

Chief Compliance Officer of the Funds

Ellen Blanchard

Anti-Money Laundering Compliance
Officer of the Funds

Puran Dulani

Chief Financial Officer and Treasurer
for the Funds

Richard Reiter

Vice President of the Funds

Brendan J. O'Neill

Assistant Treasurer of the Funds

Francine S. Hayes

Secretary of the Funds

Lori Renzulli

Assistant Secretary of the Funds

Brian C. Poole

Assistant Secretary of the Funds

HARDING, LOEVNER FUNDS, INC.

INVESTMENT ADVISER

Harding Loevner LLC
50 Division Street, Suite 401
Somerville, NJ 08876-2943

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
P.O. Box 642, Mail Code JHT1651
Boston, MA 02116

LEGAL COUNSEL

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499

This report is intended for shareholders of Harding, Loevner Funds, Inc. It may not be used as sales literature unless preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

HLFSANINV-G 6/09

Semi-Annual Report  April 30, 2009

Mutual Funds for Institutional Investors

  ■  Institutional Emerging Markets Portfolio

  ■  International Equity Portfolio

  ■  Frontier Emerging Markets Portfolio

Harding, Loevner Funds, Inc.
c/o State Street Bank and Trust Company
P.O. Box 642, Mail Code JHT1651
Boston, MA 02116

(877) 435-8105 • www.hardingloevnerfunds.com

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	3

Performance Information and Statements of Net Assets

Institutional Emerging Markets Portfolio	4

International Equity Portfolio	9

Frontier Emerging Markets Portfolio	13

Statements of Operations	18

Statements of Changes in Net Assets	20

Financial Highlights	23

Notes to Financial Statements	26

Approval of Investment Adviser Agreement	33

Supplemental Information	36

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2009 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2008 and held for the entire six month period from November 1, 2008 to April 30, 2009 for the International Equity Portfolio, Institutional Class, Institutional Emerging Markets Portfolio, Institutional Class, and Frontier Emerging Markets Portfolio, Institutional Class.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2008 to April 30, 2009)
Institutional Emerging Markets Portfolio
Actual	$1,000.00	$1,091.40	1.30%	$6.74
Hypothetical (5% annual return before expenses)	1,000.00	1,018.35	1.30%	6.51
International Equity Portfolio, Institutional Class
Actual	1,000.00	1,004.60	1.00%	4.97
Hypothetical (5% annual return before expenses)	1,000.00	1,019.84	1.00%	5.01
Frontier Emerging Markets Portfolio, Institutional Class
Actual	1,000.00	896.50	2.00%	9.40
Hypothetical (5% annual return before expenses)	1,000.00	1,014.88	2.00%	9.99

*  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

3

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
April 30, 2009 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.9%
Banks	18.1
Beverages, Food & Tobacco	3.2
Building Materials	3.0
Chemicals	3.5
Commercial Services & Supplies	2.4
Communications	12.6
Electric Utilities	3.0
Electrical Equipment	4.4
Electronics	1.6
Engineering & Construction	2.1
Financial Services	0.7
Food	0.8
Food Retailers	1.1
Health Care Providers & Services	2.5
Home Construction, Furnishings & Appliances	0.6
Household Products	1.1
Insurance	3.0
Iron & Steel	0.7
Media	0.6
Medical Supplies	0.5
Metals & Mining	6.3
Oil & Gas	12.6
Pharmaceuticals	3.3
Real Estate	1.4
Retailers	2.6
Semiconductors	5.3
Total Investments	97.9
Other Assets Less Liabilities	2.1 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 8.

See Notes to Financial Statements
4

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 96.9%
Brazil - 14.0%
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)*	225,956	$1,579,354
Banco Bradesco SA - ADR (Banks)	230,900	2,835,452
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	38,000	1,227,020
Companhia Vale do Rio Doce - ADR (Metals & Mining)	255,240	4,214,012
Itau Unibanco Banco Multiplo SA - ADR (Banks)	186,360	2,558,723
JBS SA (Beverages, Food & Tobacco)	624,900	1,758,553
Petroleo Brasileiro SA - ADR (Oil & Gas)	198,646	6,668,546
Usinas Siderurgicas de Minas Gerais SA (Iron & Steel)	80,896	1,119,783
		21,961,443
Chile - 3.3%
Banco Santander - ADR (Banks)	44,836	1,587,643
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	114,000	3,592,140
		5,179,783
China - 12.1%
Anhui Conch Cement Co., Ltd. (Building Materials)*	348,000	2,308,897
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	2,490,000	2,956,630
China Insurance International Holdings Co., Ltd. (Insurance)	552,000	921,225
China Mobile Ltd. - Sponsored ADR (Communications)	84,889	3,663,809
China Overseas Land & Investment Ltd. (Real Estate)	1,264,000	2,196,295
Hengan International Group Co., Ltd. (Health Care Providers & Services)	927,000	3,873,655
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	3,181,000	2,251,250
Shandong Weigao Group Medical Polymer Co., Ltd. (Medical Supplies)	432,000	814,309
		18,986,070
Colombia - 0.9%
BanColombia SA - Sponsored ADR (Banks)	60,670	1,416,644
Czech Republic - 1.6%
CEZ (Electric Utilities)	60,750	2,526,350
Greece - 0.8%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	77,330	1,235,215
Hungary - 0.4%
Richter Gedeon Nyrt (Pharmaceuticals)	5,450	710,407
India - 8.4%
Axis Bank Ltd. (Banks)	137,900	1,543,117
Bharti Airtel-Ventures Ltd. (Communications)*	299,350	4,521,121
HDFC Bank Ltd. - ADR (Banks)*	42,503	3,146,072
Hindustan Unilever Ltd. (Household Products)	386,700	1,816,371
NTPC Ltd. (Electric Utilities)	562,900	2,142,453
		13,169,134
Indonesia - 2.6%
PT Bank Rakyat Indonesia (Banks)	3,381,000	1,839,103
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	79,230	2,277,070
		4,116,173

See Notes to Financial Statements
5

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Israel - 3.1%
Israel Chemicals Ltd. (Chemicals)	234,130	$1,963,998
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	66,900	2,936,241
		4,900,239
Luxembourg - 1.2%
Millicom International Cellular SA (Communications)	39,100	1,894,786
Malaysia - 1.2%
Public Bank Berhad (Banks)	106,425	249,347
Public Bank Berhad (Banks)	711,700	1,716,201
		1,965,548
Mexico - 5.7%
America Movil SA de CV, Series L - ADR (Communications)	90,950	2,987,708
Grupo Aeroportuario del Sureste SAB de CV, Series B - ADR (Engineering & Construction)	10,305	319,455
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	772,180	1,191,325
Grupo Televisa SA - Sponsored ADR (Media)	63,000	975,240
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	856,100	942,541
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	94,615	2,592,990
		9,009,259
Panama - 0.9%
Copa Holdings SA - Class A (Airlines)	46,000	1,409,900
Peru - 1.1%
Credicorp Ltd. (Banks)	33,800	1,690,676
Philippines - 0.6%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	19,155	878,640
Poland - 2.0%
Bank Pekao SA (Banks)	54,010	1,926,326
Central European Distribution Corp. (Beverages, Food & Tobacco)*	53,250	1,192,800
		3,119,126
Russia - 6.3%
Lukoil - Sponsored ADR (Oil & Gas)	75,878	3,384,159
OAO Gazprom - Sponsored ADR (Oil & Gas)	217,300	3,817,929
Sberbank of Russia (Banks)	1,189,500	986,245
X 5 Retail Group NV - GDR, Reg. S (Food Retailers)*	129,256	1,716,813
		9,905,146
South Africa - 10.0%
Impala Platinum Holdings Ltd. (Metals & Mining)	193,524	3,729,267
MTN Group Ltd. (Communications)	276,050	3,592,945
Murray & Roberts Holdings Ltd. (Building Materials)	127,600	716,651
Pretoria Portland Cement Co., Ltd. (Building Materials)	454,000	1,743,085
SABMiller plc (Beverages, Food & Tobacco)	52,000	882,074
Sasol Ltd. (Oil & Gas)	98,237	2,972,421
Standard Bank Group Ltd. (Banks)	222,167	2,147,310
		15,783,753
South Korea - 8.7%
KB Financial Group Inc. - ADR (Banks)*	35,323	1,126,097
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	20,390	4,567,170
Samsung Electronics Co., Ltd., Reg S - GDR (Semiconductors)	6,691	844,068

See Notes to Financial Statements
6

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
South Korea (continued)
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	27,460	$3,736,308
Shinsegae Co., Ltd. (Retailers)	4,380	1,555,264
Taewoong Co., Ltd. (Metals & Mining)	25,800	1,895,327
		13,724,234
Taiwan - 7.8%
Delta Electronics (Electrical Equipment)	1,519,205	3,308,003
MediaTek Inc. (Semiconductors)	273,270	2,851,776
Synnex Technology International Corp. (Electronics)	1,702,300	2,474,330
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	2,144,854	3,582,621
		12,216,730
Thailand - 2.3%
PTT Exploration & Production plc (Oil & Gas)	457,000	1,340,499
Siam Commercial Bank-Alien (Banks)	1,309,970	2,236,806
		3,577,305
Turkey - 0.9%
Turkiye Is Bankasi Series C (Banks)	501,971	1,436,790
United Kingdom - 1.0%
Hikma Pharmaceuticals plc (Pharmaceuticals)	266,920	1,532,073
Total Common Stocks (Cost $169,988,528)		152,345,424
Preferred Stocks - 1.0%
Russia - 1.0%
Transneft (Oil & Gas)	3,879	1,551,600
Total Preferred Stocks (Cost $2,510,018)		1,551,600
Total Investments - 97.9% (Cost $172,498,546)		$153,897,024

See Notes to Financial Statements
7

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - 2.1%
Cash	$3,159,935
Dividends and interest receivable	496,217
Foreign currency (cost $69,091)	69,496
Receivable for Fund units sold	249,975
Tax reclaim receivable	14,275
Prepaid expenses	2,680
Payable to Investment Advisor	(124,262)
Payable for securities purchased	(538,344)
Other liabilities	(90,177)
3,239,795
Net Assets - 100%
Applicable to 16,128,071 outstanding $.001 par value units (authorized 400,000,000 shares)	$157,136,819
Net Asset Value, Offering Price and Redemption Price Per Unit	$9.74
Components of Net Assets as of April 30, 2009 were as follows:
Paid-in capital	$234,844,450
Accumulated undistributed net investment income	251,937
Accumulated net realized loss from investment transactions	(59,346,068)
Net unrealized depreciation on investments and on assets and liabilities denominated in foreign currencies	(18,613,500)
$157,136,819

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

See Notes to Financial Statements
8

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2009 (unaudited)

Industry	Percentage of Net Assets
Banks	6.3%
Beverages, Food & Tobacco	13.4
Chemicals	5.2
Commercial Services & Supplies	5.9
Communications	6.9
Computer Software & Processing	2.9
Cosmetics & Personal Care	2.1
Electrical Equipment	9.7
Electronics	2.0
Financial Services	0.9
Health Care Providers & Services	1.4
Heavy Machinery	2.1
Holding Companies - Diversified	2.1
Insurance	2.9
Machinery - Diversified	2.9
Media	4.9
Medical Supplies	4.7
Oil & Gas	10.9
Oil & Gas Services	1.8
Pharmaceuticals	2.1
Real Estate	1.1
Retailers	2.2
Semiconductors	2.0
Total Investments	96.4
Other Assets Less Liabilities	3.6 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 12.

See Notes to Financial Statements
9

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 96.4%
Australia - 1.5%
Cochlear Ltd. (Medical Supplies)	83,500	$3,019,532
Austria - 1.4%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	136,020	2,844,332
Bermuda - 2.8%
Bunge Ltd. (Beverages, Food & Tobacco)	118,580	5,693,026
Canada - 3.8%
EnCana Corp. (Oil & Gas)	72,782	3,328,321
Imperial Oil Ltd. (Oil & Gas)	120,290	4,284,730
		7,613,051
Finland - 2.9%
Nokia Oyj - Sponsored ADR (Communications)	414,540	5,861,596
France - 14.6%
Air Liquide (Chemicals)	86,702	7,071,119
Dassault Systemes SA (Computer Software & Processing)	144,700	5,966,813
L'Oreal SA (Cosmetics & Personal Care)	59,470	4,245,616
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	58,930	4,455,454
Schlumberger Ltd. (Oil & Gas Services)	73,200	3,586,068
Schneider Electric SA (Electrical Equipment)	56,450	4,256,575
		29,581,645
Germany - 6.0%
Allianz SE (Insurance)	63,200	5,798,720
Fresenius AG (Health Care Providers & Services)	66,168	2,736,780
Qiagen NV (Commercial Services & Supplies)*	215,870	3,567,019
		12,102,519
Hong Kong - 3.2%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	459,000	2,694,606
Li & Fung Ltd. (Commercial Services & Supplies)	1,380,200	3,885,121
		6,579,727
Indonesia - 2.0%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	141,940	4,079,356
Israel - 0.8%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	39,160	1,718,732
Japan - 16.2%
Fanuc Ltd. (Electrical Equipment)	59,400	4,276,009
Hoya Corp. (Electronics)	233,400	4,027,612
JSR Corp. (Chemicals)	284,200	3,440,041
Jupiter Telecommunications Co., Ltd. (Media)	5,415	3,807,347
Keyence Corp. (Electrical Equipment)	30,365	5,358,389
Kubota Corp. (Machinery - Diversified)	990,300	5,944,306
Nomura Holdings Inc. (Financial Services)	305,500	1,831,976
So-net M3 Inc. (Commercial Services & Supplies)	589	1,919,660
Sumitomo Realty & Development Co., Ltd. (Real Estate)	190,000	2,273,354
		32,878,694

See Notes to Financial Statements
10

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Malaysia - 2.1%
Sime Darby Berhad (Holding Companies - Diversified)	2,339,810	$4,326,485
Mexico - 4.2%
America Movil SA de CV, Series L - ADR (Communications)	126,600	4,158,810
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	162,120	4,443,012
		8,601,822
Poland - 0.8%
Bank Pekao SA - GDR, Reg. S (Banks)#	47,560	1,720,792
Russia - 2.2%
OAO Gazprom - Sponsored ADR (Oil & Gas)	257,570	4,525,467
Singapore - 2.0%
DBS Group Holdings Ltd. (Banks)	262,083	1,671,163
Olam International Ltd. (Beverages, Food & Tobacco)	2,033,900	2,399,061
		4,070,224
South Africa - 2.3%
Sasol Ltd. (Oil & Gas)	155,920	4,717,773
South Korea - 2.0%
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	17,920	4,013,913
Sweden - 3.1%
Atlas Copco AB - Class A (Heavy Machinery)	464,600	4,321,825
Skandinaviska Enskilda Banken AB, Class A (Banks)*	487,200	1,900,528
		6,222,353
Switzerland - 7.5%
Alcon Inc. (Medical Supplies)	44,070	4,054,881
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	186,650	6,056,792
Roche Holding AG - Genusschein (Pharmaceuticals)	20,450	2,584,064
Synthes Inc. (Medical Supplies)	25,120	2,550,997
		15,246,734
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	3,482,713	5,817,292
United Kingdom - 12.1%
BG Group plc (Oil & Gas)	325,980	5,241,468
Standard Chartered plc (Banks)	299,810	4,610,535
Tesco plc (Beverages, Food & Tobacco)	1,143,480	5,676,960
Unilever plc (Beverages, Food & Tobacco)	152,425	2,974,847
WPP plc (Media)	893,820	6,113,276
		24,617,086
Total Common Stocks (Cost $203,269,469)		195,852,151
Total Investments - 96.4% (Cost $203,269,469)		$195,852,151

See Notes to Financial Statements
11

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - 3.6%
Cash	$6,949,892
Dividends and interest receivable	1,158,226
Foreign currency (cost $541,878)	543,486
Receivable for Fund units sold	176,829
Tax reclaim receivable	251,380
Prepaid expenses	6,614
Payable to Investment Advisor	(108,020)
Payable for securities purchased	(1,612,470)
Payable for Fund units redeemed	(5,515)
Payable for distribution fees	(8,168)
Other liabilities	(94,070)
7,258,184
Net Assets - 100%
Investor Class
Applicable to 1,994,937 outstanding $.001 par value units (authorized 250,000,000 shares)	$18,165,019
Net Asset Value, Offering Price and Redemption Price Per Unit	$9.11
Institutional Class
Applicable to 20,298,153 outstanding $.001 par value units (authorized 250,000,000 shares)	$184,945,316
Net Asset Value, Offering Price and Redemption Price Per Unit	$9.11
Components of Net Assets as of April 30, 2009 were as follows:
Paid-in capital	$220,426,278
Accumulated undistributed net investment income	923,590
Accumulated net realized loss from investment transactions	(10,817,478)
Net unrealized depreciation on investments and on assets and liabilities denominated in foreign currencies	(7,422,055)
$203,110,335

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

#  Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio's Board of Directors.

See Notes to Financial Statements
12

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Fund
Statement of Net Assets
April 30, 2009 (unaudited)

Industry	Percentage of Net Assets
Agriculture	3.0%
Airlines	0.8
Banks	20.0
Beverages, Food & Tobacco	8.3
Building Materials	5.1
Chemicals	2.3
Commercial Services & Supplies	2.0
Communications	15.8
Electrical Equipment	1.6
Engineering & Construction	4.4
Financial Services	4.6
Food	1.5
Heavy Machinery	0.4
Holding Companies - Diversified	4.1
Industrial - Diversified	1.4
Internet	1.4
Investment Companies	1.6
Iron & Steel	0.3
Lodging	1.7
Media	2.8
Metals & Mining	1.6
Oil & Gas	4.5
Pharmaceuticals	4.4
Real Estate	1.2
Transportation	3.4
Total Investments	98.2
Other Assets Less Liabilities	1.8 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 17.

See Notes to Financial Statements
13

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 98.2%
Argentina - 1.5%
Molinos Rio De La Plata SA (Beverages, Food & Tobacco)	41,398	$89,630
Bangladesh - 3.5%
Lafarge Surma Cement Ltd. (Building Materials)*	10,100	64,895
Square Pharmaceuticals Ltd. (Pharmaceuticals)	3,388	138,698
		203,593
Colombia - 5.5%
BanColombia SA - Sponsored ADR (Banks)	6,210	145,004
Cementos Argos SA - Sponsored ADR (Building Materials)#	5,640	82,521
Suramericana de Inversiones SA - Sponsored ADR (Investment Companies)#	6,300	94,764
		322,289
Croatia - 3.2%
Atlantic Grupa (Beverages, Food & Tobacco)	1,230	99,800
Ericsson Nikola Tesla (Communications)	361	88,525
		188,325
Democratic Republic of Congo - 1.0%
Katanga Mining Ltd. (Metals & Mining)*	171,900	56,901
Egypt - 3.9%
Elswedy Cables Holdings Co. (Electrical Equipment)*	8,393	90,652
Orascom Telecom Holding SAE - GDR (Communications)	4,866	134,406
		225,058
Estonia - 1.3%
Tallink Group Ltd. (Transportation)*	179,840	76,143
Ghana - 0.5%
Ghana Commercial Bank (Banks)*	68,600	28,313
Indonesia - 5.1%
PT Bank Rakyat Indonesia (Banks)	293,000	159,378
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	4,720	135,653
		295,031
Kazakhstan - 2.6%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg. S (Banks)	18,799	69,302
Kazakhstan Kagazy plc - GDR, Reg. S (Industrial - Diversified)*	93,020	3,256
KazMunaiGas Exploration Production - GDR (Oil & Gas)	3,650	64,439
Steppe Cement Ltd. (Building Materials)*	31,250	14,082
		151,079
Kenya - 9.2%
Accesskenya (Internet)	336,200	82,369
East African Breweries Ltd. (Beverages, Food & Tobacco)	62,300	94,154
Equity Bank Ltd. (Banks)	380,000	65,195
Kenya Airways Ltd. (Airlines)	172,500	49,072
Kenya Oil Co., Ltd. (Oil & Gas)	67,900	50,747
Nation Media Group (Media)	66,400	111,402
Safaricom Ltd. (Communications)*	2,254,400	81,651
		534,590

See Notes to Financial Statements
14

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Lithuania - 1.1%
Teo Lt AB (Communications)*	131,040	$64,095
Mauritius - 2.4%
Mauritius Commercial Bank (Banks)	31,400	93,175
Sun Resorts Ltd. - Class A (Lodging)	42,340	47,742
		140,917
Morocco - 6.3%
Douja Prom Addoha (Real Estate)	4,620	72,695
Managem (Metals & Mining)	1,522	35,805
Maroc Telecom (Communications)	7,400	141,890
Ona SA (Holding Companies - Diversified)	785	116,544
		366,934
Nigeria - 6.2%
Dangote Sugar Refinery plc (Agriculture)	844,530	98,148
Diamond Bank plc (Banks)	2,122,578	69,558
First Bank of Nigeria plc (Banks)	670,900	70,218
UAC of Nigeria plc (Holding Companies - Diversified)*	579,880	125,340
		363,264
Pakistan - 1.4%
Engro Chemical Ltd. (Chemicals)	5,400	8,788
MCB Bank Ltd. (Banks)	12,650	25,156
Pakistan Petroleum Ltd. (Oil & Gas)	22,550	48,286
		82,230
Peru - 3.2%
Cementos Lima (Building Materials)	3,212	26,899
Credicorp Ltd. (Financial Services)	2,700	135,054
Ferreyros SA (Heavy Machinery)	30,429	23,473
		185,426
Philippines - 2.7%
International Container Term Services Inc. (Transportation)	222,000	58,675
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	2,190	100,455
		159,130
Poland - 0.1%
Ciech SA (Chemicals)	588	5,619
Qatar - 3.1%
Industries Qatar (Chemicals)	5,100	120,580
Qatar Shipping Co. (Transportation)	7,100	61,168
		181,748
Romania - 2.7%
Albalact SA (Beverages, Food & Tobacco)*	636,200	50,067
Banca Transilvania (Banks)*	217,790	77,102
SNP Petrom SA (Oil & Gas)	535,400	31,386
		158,555
Senegal - 1.6%
Sonatel (Communications)	415	93,753
Sri Lanka - 2.0%
John Keells Holdings plc (Commercial Services & Supplies)	190,000	113,900

See Notes to Financial Statements
15

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

	Shares	Value (1)
Thailand - 7.9%
Home Product Center plc (Building Materials)	548,900	$71,558
Major Cineplex Group (Media)	274,800	49,843
Minor International plc (Lodging)	283,000	51,331
PTT Exploration & Production plc (Oil & Gas)	22,400	65,705
Siam Commercial Bank-Alien (Banks)	101,100	172,631
Thai Vegetable Oil plc (Beverages, Food & Tobacco)	172,600	52,829
		463,897
Trinidad And Tobago - 3.5%
Neal & Massy Holdings Ltd. (Industrial - Diversified)	9,900	77,942
Republic Bank Ltd. (Banks)	6,250	85,506
Trinidad Cement Ltd. (Building Materials)	60,000	38,180
		201,628
Turkey - 4.8%
BIM Birlesik Magazalar AS (Food)	3,260	89,444
Turkcell Iletisim Hizmet AS - ADR (Communications)	6,471	82,182
Turkiye Is Bankasi Series C (Banks)	37,000	105,905
		277,531
Ukraine - 3.3%
Astarta Holding N.V. (Beverages, Food & Tobacco)*	23,360	98,870
Ferrexpo plc (Iron & Steel)	8,320	18,026
Kernel Holding SA (Agriculture)*	10,600	76,668
		193,564
United Arab Emirates - 6.6%
Arabtec Holding Co. (Engineering & Construction)*	452,000	256,985
Dubai Financial Market (Financial Services)	370,000	131,078
		388,063
United Kingdom - 2.0%
Hikma Pharmaceuticals plc (Pharmaceuticals)	20,600	118,240
Total Common Stocks (Cost $8,419,826)		5,729,446
Warrant - 0.0%
Thailand - 0.0%
Thai Vegetable Oil., Issued by Thai Vegetable Oil., Expires 12/01/2012 (Beverages, Food & Tobacco)	34,520	1,859
Rights - 0.0%
Pakistan - 0.0%
Engro Chemical Pakistan Ltd. (Chemicals)#	2,160	2,135
Total Investments - 98.2% (Cost $8,426,755)		$5,733,440

See Notes to Financial Statements
16

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
April 30, 2009 (unaudited) (continued)

Value (1)
Liabilities, Net of Other Assets - 1.8%
Cash	$183,506
Receivable for securities sold	41,728
Dividends and interest receivable	35,225
Foreign currency (cost $25,192)	24,040
Tax reclaim receivable	199
Prepaid expenses	91
Receivable from Investment Advisor	3,323
Payable for securities purchased	(179,302)
Other liabilities	(6,604)
102,206
Net Assets - 100%
Applicable to 1,310,960 outstanding $.001 par value units (authorized 400,000,000 shares)	$5,835,646
Net Asset Value, Offering Price and Redemption Price Per Unit	$4.45
Components of Net Assets as of April 30, 2009 were as follows:
Paid-in capital	$10,036,015
Accumulated undistributed net investment income	35,592
Accumulated net realized loss from investment transactions	(1,533,976)
Net unrealized depreciation on investments and on assets and liabilities denominated in foreign currencies	(2,701,985)
$5,835,646

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

#  Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio's Board of Directors.

*  Non-income producing security.

See Notes to Financial Statements
17

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2009 (unaudited)

	Institutional Emerging Markets Portfolio	International Equity Portfolio
Investment Income
Interest	$3,713	$1,401
Dividends (net of foreign withholding taxes of $181,862 and $277,311, respectively)	1,285,046	2,286,405
Total investment income	1,288,759	2,287,806
Expenses
Investment advisory fees (Note 3)	820,831	695,909
Administration fees (Note 3)	47,050	69,771
Distribution fees, Investor Class	—	16,395
Custodian and accounting fees	86,229	59,980
Directors' fees and expenses (Note 3)	14,520	19,368
Shareholder record keeping fees	15,260	23,559
Printing and postage fees	11,893	29,062
State registration filing fees	4,827	14,917
Professional fees	30,939	34,372
Sub Transfer Agent Fees	175	20,657
Other fees and expenses	16,377	24,092
Total Expenses	1,048,101	1,008,082
Less Waiver of investment advisory fee (Note 3)	(194,432)	(63,776)
Net expenses	853,669	944,306
Net investment income	435,090	1,343,500
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	(31,233,020)	(10,360,450)
Foreign currency transactions	(100,035)	(32,538)
Net realized loss	(31,333,055)	(10,392,988)
Change in unrealized appreciation (depreciation) —
Investments	43,545,950	9,636,240
Translation of assets and liabilities denominated in foreign currencies	11,853	(11,719)
Net change in unrealized appreciation	43,557,803	9,624,521
Net realized and unrealized gain (loss)	12,224,748	(768,467)
Net increase in net assets resulting from operations	$12,659,838	$575,033

See Notes to Financial Statements
18

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Six Months Ended April 30, 2009 (unaudited)

Frontier Emerging Markets Portfolio
Investment Income
Interest	$90
Dividends (net of foreign withholding taxes of $4,831)	86,175
Total investment income	86,265
Expenses
Investment advisory fees (Note 3)	35,295
Administration fees (Note 3)	4,189
Custodian and accounting fees	9,845
Directors' fees and expenses (Note 3)	521
Shareholder record keeping fees	12,509
Printing and postage fees	699
State registration filing fees	2,475
Professional fees	22,414
Sub Transfer Agent Fees	—
Other fees and expenses	1,088
Total Expenses	89,035
Less Waiver of investment advisory fee (Note 3)	(35,295)
Less Reimbursement of Fund expenses from Investment Advisor (Note 3)	(6,680)
Net expenses	47,060
Net investment income	39,205
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	(1,513,018)
Foreign currency transactions	(14,980)
Net realized loss	(1,527,998)
Change in unrealized appreciation (depreciation) —
Investments	1,134,799
Translation of assets and liabilities denominated in foreign currencies	(8,033)
Net change in unrealized appreciation	1,126,766
Net realized and unrealized gain (loss)	(401,232)
Net increase (decrease) in net assets resulting from operations	$(362,027)

See Notes to Financial Statements
19

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets

	Institutional Emerging Markets Portfolio
	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008
Increase in Net Assets From Operations
Net investment income	$435,090	$6,267,430
Net realized loss on investments and foreign currency transactions	(31,333,055)	(28,057,851)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	43,557,803	(145,291,730)
Net increase (decrease) in net assets resulting from operations	12,659,838	(167,082,151)
Distributions to Shareholders from:
Net investment income	(5,277,778)	(1,028,938)
Net realized gain from investments and foreign-currency related transactions	—	(8,286,256)
Total distributions to shareholders	(5,277,778)	(9,315,194)
Transactions in units of Common Stock
Proceeds from sale of units	31,731,142	86,978,082
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	4,205,119	8,746,852
Cost of shares units	(18,223,492)	(32,362,942)
Redemption fees
Institutional Class	4,828	11,981
Net increase in net assets from Fund unit transactions	17,717,597	63,373,973
Net increase (decrease) in net assets	25,099,657	(113,023,372)
Net Assets
At beginning of period	132,037,162	245,060,534
At end of period	$157,136,819	$132,037,162
Accumulated undistributed net investment income included in net assets	$251,937	$5,094,625

See Notes to Financial Statements
20

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	International Equity Portfolio
	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008
Increase in Net Assets From Operations
Net investment income	$1,343,500	$3,314,737
Net realized gain (loss) on investments and foreign currency transactions	(10,392,988)	40,264,254
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	9,624,521	(197,938,277)
Net increase (decrease) in net assets resulting from operations	575,033	(154,359,286)
Distributions to Shareholders from:
Net investment income
Investor Class	(160,740)	(85,868)
Institutional Class	(3,101,928)	(2,611,777)
Net realized gain from investments and foreign-currency related transactions
Investor Class	(2,318,758)	(1,359,303)
Institutional Class	(36,230,389)	(29,187,907)
Total distributions to shareholders	(41,811,815)	(33,244,855)
Transactions in units of Common Stock
Proceeds from sale of units
Investor Class	8,301,698	7,489,395
Institutional Class	10,085,061	13,994,514
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	2,337,103	1,330,261
Institutional Class	38,999,446	30,928,420
Cost of units redeemed
Investor Class	(2,582,262)	(3,696,097)
Institutional Class	(16,375,575)	(66,170,127)
Redemption fees
Investor Class	1,082	481
Institutional Class	8,420	3,098
Net increase (decrease) in net assets from Fund share transactions	40,774,973	(16,120,055)
Net decrease in net assets	(461,809)	(203,724,196)
Net Assets
At beginning of period	203,572,144	407,296,340
At end of period	$203,110,335	$203,572,144
Accumulated undistributed net investment income included in net assets	$923,590	$2,842,758

See Notes to Financial Statements
21

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	Frontier Emerging Markets Portfolio
	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008
Increase in Net Assets From Operations
Net investment income	$39,205	$8,230
Net realized loss on investments and foreign currency transactions	(1,527,998)	(2,562)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	1,126,766	(3,828,751)
Net decrease in net assets resulting from operations	(362,027)	(3,823,083)
Distributions to Shareholders from:
Net investment income Institutional Class	(15,259)	—
Total distributions to shareholders	(15,259)	—
Transactions in units of Common Stock
Proceeds from sale of units
Institutional Class	1,540,000	8,698,504
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	4,708	—
Cost of units redeemed
Institutional Class	(207,197)	—
Net increase in net assets from Fund unit transactions	1,337,511	8,698,504
Net increase in net assets	960,225	4,875,421
Net Assets
At beginning of period	4,875,421	—
At end of period	$5,835,646	$4,875,421
Accumulated undistributed net investment income included in net assets	$35,592	$11,646

See Notes to Financial Statements
22

Harding, Loevner Funds, Inc.

Financial Highlights

	Institutional Emerging Markets Portfolio
	For the Six Months Ended Apr. 30, 2009 (unaudited)		For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005 (1)
Per Share Data
Net asset value, beginning of period	$9.29		$21.20	$13.42	$9.92	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.03		0.44	0.10	0.07	(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency- related transactions	0.79		(11.53)	7.70	3.45	(0.08)
Net increase (decrease) from investment operations	0.82		(11.09)	7.80	3.52	(0.08)
Distributions to Shareholders from:
Net investment income	(0.37)		(0.09)	(0.02)	(0.02)	—
Net realized gain from investments and foreign currency-related transactions	—		(0.73)	—	—	—
Total distributions	(0.37)		(0.82)	(0.02)	(0.02)	—
Net asset value, end of period	$9.74		$9.29	$21.20	$13.42	$9.92
Total Return	9.14	%(B)	(54.33)%	58.18%	35.38%	(0.70	)%(B)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$157,137		$132,037	$245,061	$85,930	$4,962
Net expenses to average net assets	1.30	%(A)	1.30%	1.30%	1.30%	1.30	%(A)
Net investment income to average net assets	0.66	%(A)	2.56%	0.72%	0.88%	(0.19	)%(A)
Decrease reflected in above expense ratios due to expense reductions	0.30	%(A)	0.22%	0.25%	0.51%	20.02	%(A)
Portfolio turnover rate	26	%(B)	51%	32%	38%	1	%(B)

(1)  For the period from October 17, 2005 (commencement of operations) through October 31, 2005.

*  Rounds to less than $(0.01).

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements
23

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Equity Portfolio - Institutional Class
	For the Six Months Ended Apr. 30, 2009 (unaudited)		For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004
Per Share Data
Net asset value, beginning of period	$11.44		$21.71	$18.68	$14.90	$12.41	$11.30
Increase (Decrease) in Net Assets from Operations
Net investment income	0.07		0.20	0.14	0.12 (1)	0.13	0.11
Net realized and unrealized gain (loss) on investments and foreign currency- related transactions	(0.01)		(8.63)	4.33	3.75	2.42	1.07
Net increase (decrease) from investment operations	0.06		(8.43)	4.47	3.87	2.55	1.18
Distributions to Shareholders from:
Net investment income	(0.19)		(0.15)	(0.10)	(0.08)	(0.06)	(0.07)
Net realized gain from investments and foreign currency-related transactions	(2.20)		(1.69)	(1.34)	(0.01)	—	—
Total distributions	(2.39)		(1.84)	(1.44)	(0.09)	(0.06)	(0.07)
Net asset value, end of period	$9.11		$11.44	$21.71	$18.68	$14.90	$12.41
Total Return	0.46	%(B)	(42.33)%	25.24%	26.06%	20.58%	10.46%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$184,945		$191,450	$390,659	$343,965	$300,227	$315,420
Net expenses to average net assets	1.00	%(A)	0.98%	0.98%	1.00%	1.00%	1.00%
Net investment income to average net assets	1.44	%(A)	1.05%	0.70%	0.69%	0.77%	0.81%
Decrease reflected in above expense ratios due to expense reductions	0.07	%(A)	—	—	0.01%	0.05%	0.09%
Portfolio turnover rate	10	%(B)	18%	19%	35%	38%	37%

(1)  Computed using average units outstanding throughout the year.

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements
24

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Frontier Emerging Markets Portfolio - Institutional Class
	For the Six Months Ended Apr. 30, 2009 (unaudited)		For the Period Ended Oct. 31, 2008 (1)
Per Share Data
Net asset value, beginning of period	$4.98		$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income	0.03		0.01
Net realized and unrealized loss on investments and foreign currency-related transactions	(0.54)		(5.03)
Net decrease from investment operations	(0.51)		(5.02)
Distributions to Shareholders from:
Net investment income	(0.02)		—
Total distributions	(0.02)		—
Net asset value, end of period	$4.45		$4.98
Total Return	(10.35	)%(B)	(50.20	)%(B)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$5,836		$4,875
Net expenses to average net assets	2.00	%(A)	2.00	%(A)
Net investment income to average net assets	1.67	%(A)	0.42	%(A)
Decrease reflected in above expense ratios due to expense reductions	1.78	%(A)	6.92	%(A)
Portfolio turnover rate	27	%(B)	1	%(B)

(A)  Annualized.

(B)  Not Annualized.

(1)  For the period from May 27, 2008 (commencement of operations) through October 31, 2008.

See Notes to Financial Statements
25

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2009 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of April 30, 2009: International Equity Portfolio ("International Equity"); Emerging Markets Portfolio ("Emerging Markets"); Institutional Emerging Markets Portfolio ("Institutional Emerging Markets"); Global Equity Portfolio ("Global Equity"); International Small Companies Portfolio ("International Small Companies") and Frontier Emerging Markets Portfolio ("Frontier Emerging Markets"). Information presented in these financial statements pertains to Institutional Class shares of International Equity, Institutional Emerging Markets, and Institutional Class shares of Frontier Emerging Markets (individually, "Portfolio"; collectively, "Portfolios"). Information pertaining to Investor Class shares of International Equity, Emerging Markets, Global Equity and Investor Class shares of International Small Companies Portfolios is presented in a separate report. The investment objective of each Portfolio is as follows: Institutional Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Frontier Emerging Markets—to seek long-term capital appreciation through investments in securities of companies based in frontier and smaller emerging markets.

Institutional Emerging Markets Portfolio commenced operations on October 17, 2005. International Equity Portfolio commenced operations on October 31, 1996 after acquiring the net assets of Harding Loevner LLC's AMT Capital Fund, Inc. Effective August 5, 2005, International Equity Portfolio converted existing shareholders to the Institutional Class.

The Fund is managed by Harding Loevner LLC (the "Investment Advisor").

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

Indemnifications

Under the Fund's organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures ("Procedures") to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission ("SEC") and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios' securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio's net asset value and such significant event has a material impact on the Portfolio's net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of April 30, 2009, there were four securities in the Portfolios which required valuation by the Board or its delegate. The Fund has implemented additional fair value

26

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

2. Summary of Significant Accounting Policies (continued)

pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. FAS 157 defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and / or the inputs to the pricing model used in the valuation technique. Observable inputs are the inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are the inputs that reflect the reporting entity's own assumptions used in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments:

	Investments in Securities
Portfolio	Level 1— Quoted Prices	Level 2—Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Institutional Emerging Markets	$66,296,284	$87,600,740	—	$153,897,024
International Equity	47,265,324	148,586,827	—	195,852,151
Frontier Emerging Markets	2,372,149	3,359,432	1,859	5,733,440

Following is a reconciliation of investments for the Frontier Emerging Markets in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Level 3 Securities
Balance as of 11/1/08	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/depreciation	(378)
Net purchases (sales)	2,237
Net transfers in and/or out of Level 3	—
Balance as of 4/30/09	$1,859
Net change in unrealized appreciation/(depreciation) from investments still held as of 4/30/09	$(378)

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

27

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Fund determined that the adoption of FIN 48 did not have an impact on the financial statements.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios' securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

28

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Securities Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned domestic securities (including ADRs) and 105% of loaned foreign securities. The loans will be terminable at any time by the Fund. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by the securities lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers deemed to be in good financial standing by the lending agent based on its ongoing review of such borrowers and are recommended to and approved by the Board. The Portfolios may invest cash collateral they receive in connection with a loan of securities in short-term money market instruments, securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios' investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. The Board has appointed State Street Bank and Trust Company as the lending agent for the Funds. However, the Portfolios are not currently lending securities. As of April 30, 2009, there were no securities on loan.

3. Significant Agreements and Transactions with Affiliates

The Board has approved an investment advisory agreement (the "Agreement") with the Investment Advisor. The advisory fees are computed daily at an annual rate of 1.25%, 0.75%, and 1.50% of the average daily net assets of Institutional Emerging Markets, International Equity, and Frontier Emerging Markets Portfolios, respectively.

The Investment Advisor has voluntarily agreed to reduce its fee to the extent that aggregate expenses exceed an annual rate of 1.30%, 1.00%, and 2.00%, respectively, of the average daily net assets of Institutional Emerging Markets, Institutional Class shares of International Equity, and Institutional Class Shares of Frontier Emerging Markets Portfolios, respectively. For the period ended April 30, 2009, the Investment Advisor voluntarily waived and/or reimbursed $194,432, $63,776, and $41,975 in investment advisory fees from Institutional Emerging Markets, International Equity and Frontier Emerging Markets Portfolios, respectively.

In addition, the Fund has an administration agreement with State Street Bank and Trust Company ("State Street Bank and Trust"), which provides certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, and the service of some State Street Bank and Trust employees as officers serving the Board of Directors. Under this agreement, Institutional Emerging Markets, International Equity, and Frontier Emerging Markets Portfolios incurred $159,475, $169,460, and $26,944, respectively, for the period ended April 30, 2009.

State Street Bank and Trust serves as transfer agent and chief compliance officer, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and "mutual fund supermarkets", under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Portfolio arising from the intermediaries' assumption of functions that the Portfolio would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio is authorized, pusuant to a Shareholder Services Plan, to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries' fees, after payments made pursuant to the Distribution Plan, if applicable, is paid by the Investment Advisor. Because of voluntary caps on the Portfolios' fees and expenses, the Investment Advisor paid a portion of the Portfolios' share of these fees during the period ended April 30, 2009.

29

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2009, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Institutional Emerging Markets	$49,182,603	$34,017,472
International Equity	18,711,808	21,336,479
Frontier Emerging Markets	2,711,836	1,275,822

The Portfolios are permitted to purchase or sell securities from or to certain other Harding Loevner portfolios under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another portfolio that is or could be considered an affiliate by virtue of having a common investment advisor complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the period ended April 30, 2009, the Fund's did not have any such transactions.

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2009, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Institutional Emerging Markets	$8,515,139	$46,697,510	$(38,182,371)	$192,079,395
International Equity	33,742,125	41,617,448	(7,875,323)	203,727,474
Frontier Emerging Markets	234,348	2,927,663	(2,693,315)	8,426,755

The unrealized appreciation (depreciation) on foreign currency for Institutional Emerging Markets, International Equity, and Frontier Emerging Markets was $437, $(4,737), and $(2,214), respectively, for the period ended April 30, 2009.

5. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on April 30, 2009.

6. Capital Share Transactions

Transactions in capital stock for Institutional Emerging Markets Portfolio were as follows for the periods indicated:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	3,633,739	$31,731,142	5,039,793	$86,978,082
Shares issued upon reinvestment of dividends	471,425	4,205,119	448,651	8,746,852
	4,105,164	35,936,261	5,488,444	95,724,934
Shares redeemed	(2,191,502)	(18,223,492)	(2,833,224)	(32,362,942)
Net increase	1,913,662	$17,712,769	2,655,220	$63,361,992

30

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

6. Capital Share Transactions (continued)

Transactions in capital stock for International Equity Portfolio Investor Class were as follows for the periods indicated:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	956,161	$8,301,698	440,350	$7,489,395
Shares issued upon reinvestment of dividends	256,261	2,337,103	68,854	1,330,261
	1,212,422	10,638,801	509,204	8,819,656
Shares redeemed	(279,519)	(2,582,262)	(215,285)	(3,696,097)
Net increase	932,903	$8,056,539	293,919	$5,123,559

Transactions in capital stock for International Equity Portfolio Institutional Class were as follows for the periods indicated:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,156,229	$10,085,061	814,257	$13,994,514
Shares issued upon reinvestment of dividends	4,275,672	38,999,446	1,599,857	30,928,420
	5,431,901	49,084,507	2,414,114	44,922,934
Shares redeemed	(1,863,799)	(16,375,575)	(3,678,345)	(66,170,127)
Net increase (decrease)	3,568,102	$32,708,932	(1,264,231)	$(21,247,193)

Transactions in capital stock for Frontier Emerging Markets Portfolio Institutional Class were as follows for the periods indicated:

	Six Months Ended April 30, 2009		Period From May 27, 2008 to October 31, 2008 (A)
	Shares	Amount	Shares	Amount
Shares sold	372,424	$1,540,000	978,369	$8,698,504
Shares issued upon reinvestment of dividends	1,017	4,708	—	—
	373,441	1,544,708	978,369	8,698,504
Shares redeemed	(40,850)	(207,197)	—	—
Net increase	332,591	$1,337,511	978,369	$8,698,504

(A) Institutional Class shares commenced operations on May 27, 2008.

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the period ended April 30, 2009, Institutional Emerging Markets and Institutional Class of International Equity Portfolios received $4,828 and $8,420 respectively, in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios' Statements of Changes in Net Assets. For the period ended April 30, 2009, Frontier Emerging Markets Portfolio did not receive any redemption fees.

7. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

31

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

8. Concentration of Ownership

At April 30, 2009, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of Shareholders	% Ownership
Institutional Emerging Markets Portfolio	2	24%
International Equity Portfolio	2	41	%*
Frontier Emerging Markets Portfolio	2	90	%*

*  Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

9. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which Institutional Emerging Markets, International Equity, and Frontier Emerging Markets are authorized to invest.

10. Recently Issued Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for, their effect on the Funds' financial position, performance and cash flows and how and why the funds use derivatives. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.

11. Line of Credit

The Fund participates in a $50 million line of credit agreement with State Street Bank and Trust. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Institutional Emerging Markets and Frontier Emerging Markets are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the period ended April 30, 2009, International Equity Portfolio had borrowings on 1 day, the maximum balance being $66,186 at an average weighted interest rate of 0.85%.

12. Other Matter

Harding Loevner LLC, the investment adviser to the Fund ("Harding Loevner"), entered into an agreement with Affiliated Managers Group, Inc. ("AMG") for AMG to acquire a majority ownership interest in Harding Loevner. AMG is an asset management company with equity investments in a diverse group of boutique investment management firms. Each of these "affiliated firms" operates autonomously and its managers retain substantial ownership interests in their firm. The transaction, whether or not it is consummated, is not expected to impact Harding Loevner's portfolio management team, other personnel, day-to-day operations, or the services that Harding Loevner provides to its clients, including the Portfolios. The transaction is subject to the satisfaction or waiver of certain conditions and contingencies. There can be no assurance as to when or if the transaction will be consummated.

32

Harding, Loevner Funds, Inc.

Approval of Investment Adviser Agreement

April 30, 2009 (unaudited)

At a meeting held on July 18, 2008, the then current board of directors (the "Board"), including each of the Independent Directors, unanimously voted to approve a new investment management agreement (the "New Agreement") and the continuance of the current investment advisory agreements (the "Current Agreements") between Harding, Loevner Funds, Inc. (the "Fund") on behalf of each of its series, the International Equity Portfolio, the Global Equity Portfolio, the Emerging Markets Portfolio, the Institutional Emerging Markets Portfolio, the International Small Companies Portfolio and the Frontier Emerging Markets Portfolio (the "Portfolios") and Harding Loevner LLC (the "Adviser"). Because of the proposed reorganization and a change of control resulting from the sale of a controlling interest in the Adviser's general partner to Affiliated Managers Group, Inc. ("AMG"), the Current Agreements could terminate pursuant to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act") and the Board was asked to approve the New Agreement. The New Agreement was approved by shareholders of each Portfolio at a meeting held on November 5, 2008. The Board and counsel to the Independent Directors had an opportunity to review the information provided in advance of the July meeting by the Adviser and counsel to the Fund in response to a detailed series of questions submitted by counsel to the Fund before the meeting. The New Agreement will become effective upon the closing of the transaction with AMG, which cannot be assured, and the Current Agreements will remain in effect until that time, provided that the Current Agreements are approved annually by the Board, including a majority of the Independent Directors. At a meeting held on June 2, 2009, the current Board, including each of the Independent Directors, unanimously voted to approve the interim continuance of the Current Agreements through September 30, 2009.

The information provided to the Board in advance of the July 2008 meeting brought current to that date the detailed information provided to the Board by Harding Loevner Management, L.P., the predecessor entity to Harding Loevner LLC (with both entities referred to together below as the "Adviser") with respect to the Board meeting held on September 10, 2007, in connection with the Board's annual evaluation and approval of the continuance of the Current Agreements. In evaluating the New Agreement and the Current Agreements, the Board conducted a review that relied upon this information, advice provided by Fund counsel and by counsel to the Independent Directors, including advice provided in written memoranda outlining their legal duties, the due diligence review described above and the Board's knowledge, resulting from its meetings throughout the year, of the Adviser, its services and the Portfolios.

In approving the New Agreement and the continuance of the Current Agreements and determining to submit the New Agreement to shareholders for approval, the Directors considered several factors discussed below. The Board was advised by legal counsel to the Fund and legal counsel to the Independent Directors with respect to their deliberations regarding the approval of the New Agreement and the continuance of the Current Agreements. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Director's business judgment after consideration of all the information presented. Individual Directors may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Beneficial Consequence of the Transaction

With respect to the New Agreement, the Board considered that the transaction between the Adviser's general partner and AMG and believed that it would benefit the Portfolios in the following ways: (i) provide for the operational independence of the Adviser by allowing management to continue to run the day-to-day business of the Portfolios, (ii) preserve the Portfolios' character, (iii) promote the long-term continuity of existing personnel, and (iv) allow for the ability to attract new personnel through substantial permanent management ownership participation. The Board considered that the transaction would provide a framework and financing for generational succession, and it would eliminate the long-term risk of a disruptive "strategic" sale upon major owners' retirement. Finally, the Board noted that following the transaction, the Portfolios will have access to AMG's substantial distribution resources for mutual funds, as well as to AMG's legal and compliance resources.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered information it believed necessary to assess the stability of the Portfolios as a result of the transaction and to assess the ongoing nature and quality of services to be provided to the Portfolios by the Adviser both before and following the closing of the transaction. The Directors reviewed the details of the anticipated equity structure of the Adviser and its managing member as a result of the transaction, including the financial resources of AMG and its ability to assist in growing the Adviser's business and/or in servicing the Portfolios. In this regard, the Directors considered information about how the Adviser's management and operations would be structured following the transaction including in particular how the transaction might affect the Adviser's performance or its delivery of services under the New Agreement. The Board noted that the transaction would result in employees of the Adviser or its managing member owning a substantial interest in the Adviser or its general partner following the closing of the transaction, which was expected to maintain the alignment of their long-term interests with the interests of the Adviser. In addition, the Board observed the continued employee ownership in the Adviser and increasing benefits to management from the growth of assets under management should help the Adviser retain key management and investment personnel.

33

Harding, Loevner Funds, Inc.

Approval of Investment Adviser Agreement (continued)

April 30, 2009 (unaudited)

The Directors considered information addressing the projected benefits to the Adviser expected to result from the transaction. The Directors reviewed the Adviser's actions to minimize the likelihood that the Adviser would have any departures of key management and/or investment personnel and whether compensation and other benefits expected to be offered by the Adviser following the transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. The Board concluded that the compensation and incentive programs should help to retain key personnel. In addition, the Adviser addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the transaction.

The Board also considered the general experience, business and operations of the Adviser (as well as the experience of key personnel from AMG) and information as to the Adviser's projected financial condition and resources following the closing of the transaction and in each of the next several years.

Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the New Agreement and the continuance of the Current Agreements. With respect to the New Agreement, the Board placed particular significance in this regard on the likelihood that the Adviser would continue to provide the same type and quality of services to the Portfolios following the closing of the transaction as the Adviser has historically provided the Portfolios.

Performance of the Adviser

In considering the investment performance of the Portfolios, the Board took note of its comprehensive review of the Portfolios' performance during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Current Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act, as such information was brought current in connection with the consideration of the New Agreement for the Portfolios, as applicable (the "Current Information"). In this regard, the Adviser provided the Board investment performance data obtained from Bloomberg, Morningstar and Lipper for funds in the Lipper International Funds Index and a number of other international equity funds; funds in the Lipper Global Funds Index and a number of other global equity funds; funds in the Lipper Emerging Market Funds Index; and funds in the Lipper International Small/Mid-Cap Core Funds Index (collectively, the "Peer Group Data"). The Peer Group Data included fund management fees, total expense ratios, net assets, calendar year-to-date returns, 1-, 3- and 5- year returns as well as median and average data with regard to the foregoing. The Board also received performance data for the Portfolios updated through June 30, 2008. Finally, in consideration of the New Agreement, the Board considered the impact the closing of the transaction may have on the Adviser's capabilities to achieve the same or better performance results for the Portfolios in the future.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Portfolios supported approval of the New Agreement and the continuance of the Current Agreements.

Costs of the Services and Profitability of the Adviser

With respect to this factor, the Board took note of its comprehensive review of the Adviser's profitability during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Current Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also considered the Current Information. The Board observed that any projection regarding the Adviser's profitability would depend on many assumptions as to the Adviser's financial condition and operations following the closing of the transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Adviser's future profitability in determining whether to approve the New Agreement and the continuance of the Current Agreements and continued to believe that reported levels of profitability were not excessive.

Comparison of Fees and Services Provided by the Adviser

In considering advisory fees applicable to the Portfolios compared to those of comparable funds, the Board took note of its comprehensive review of the Portfolios' fee levels, including comparative fee information for peer funds and fees charged by the Adviser to separately managed accounts, during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Current Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also considered the Current Information. In this regard, the Board considered information comparing each Portfolio's advisory fee and total operating expenses relative to the Peer Group Data. The Board also took into consideration the fact that the Adviser did not propose nor anticipate proposing any changes in the current advisory fees. Based on these facts, the Board concluded that the current advisory fee and total fee levels of each of the Portfolios supported approval of the New Agreement and the continuance of the Current Agreements.

34

Harding, Loevner Funds, Inc.

Approval of Investment Adviser Agreement (continued)

April 30, 2009 (unaudited)

Economies of Scale

In considering economies of scale with respect to the Portfolios, the Board took note of its comprehensive review of economies of scale during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Current Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also applied the underlying principles giving effect to the Current Information. In this regard, the Board considered that certain Portfolios may achieve some economies as certain fixed expenses are spread over a larger asset base, noting that there is no precise way to measure such economies, and that certain expenses do not necessarily decrease as assets increase. The Board also considered that expense limitations and fee waivers that reduce Portfolio expenses can have the same effect as fee level breakpoints in sharing economies of scale with shareholders. The Board considered other factors, such as whether a portfolio's strategy is capacity constrained; that is, whether an adviser is limited in the amount of assets that can be managed within a strategy by reason of the universe of issuers, the trading volume of relevant securities or markets or the adviser's selection criteria associated with a particular strategy. The Board noted that, while sharing of economies of scale is a relevant factor, it may appropriately be tempered by market or other practical considerations. Based on these facts, the Board concluded that the Adviser's efforts in this regard supported approving the New Agreement and the continuance of the Current Agreements.

Other Benefits

In considering the benefits derived or to be derived by the Adviser from the relationship with the Portfolios, the Board took note of its comprehensive review of the Adviser's relationship with the Portfolios during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Current Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Adviser's representation that, beyond the fees earned by the Adviser for providing services to the Portfolios, the Adviser may benefit from its relationship with the Portfolios in the sense that separately managed account clients may view the additional assets under management resulting from managing the Portfolios as a positive attribute. In addition, the Board noted that the Adviser also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Adviser's name. The Board also considered that the Adviser benefits from the receipt of research services obtained through "soft dollars" in connection with Portfolio brokerage transactions. The Board concluded that these additional benefits should not preclude approval of the New Agreement and the continuance of the Current Agreements.

35

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios' Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund's proxy voting record relating to the Portfolios' securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.hardingloevnerfunds.com and on the SEC's website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund's proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC's website at www.sec.gov.

36

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

David R. Loevner

Director, President and Chairman
of the Board of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

Raymond J. Clark

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Donna Rogers

Chief Compliance Officer of the Funds

Ellen Blanchard

Anti-Money Laundering Compliance
Officer of the Funds

Puran Dulani

Chief Financial Officer and Treasurer
for the Funds

Richard Reiter

Vice President of the Funds

Brendan J. O'Neill

Assistant Treasurer of the Funds

Francine S. Hayes

Secretary of the Funds

Lori Renzulli

Assistant Secretary of the Funds

Brian C. Poole

Assistant Secretary of the Funds

37

HARDING, LOEVNER FUNDS, INC.

INVESTMENT ADVISER

Harding Loevner LLC
50 Division Street, Suite 401
Somerville, NJ 08876-2943

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
P.O. Box 642, Mail Code JHT1651
Boston, MA 02116

LEGAL COUNSEL

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499

This report is intended for shareholders of Harding, Loevner Funds, Inc. It may not be used as sales literature unless preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

HLFSANINST-G 6/09

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.  Schedule of Investments

(a)                                  Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)                                 There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable to this filing.

(a)(2)      Section 302 Certification letters are attached.

(b)    Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ David R. Loevner
David R. Loevner, President

Date: July 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Loevner
David R. Loevner, President

Date: July 2, 2009

By:	/s/ Puran Dulani
Puran Dulani, Treasurer and Chief Financial Officer

Date: July 2, 2009